UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2022

Date of reporting period:	January 1, 2022 – December 31, 2022

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Message from the Trustees

February 13, 2023

Dear Shareholder:

As an investor, you might be happy to see 2022 in the rearview mirror. High inflation and aggressive interest-rate increases from the U.S. Federal Reserve contributed to market volatility and negative returns for stocks and bonds. Fortunately, toward the end of the year, we  saw both inflation levels and Fed actions begin to moderate somewhat.

Although we still face high inflation and uncertainty on how much the economy will slow because of higher interest rates, we believe financial market performance might be better in 2023 as compared with 2022. Historically, stocks and bonds have recovered from bear markets like the one we are experiencing. Be assured that our investment teams are actively researching securities with attractive potential and working to keep portfolio risks in check.

Thank you for investing with Putnam.

Performance summary (as of 12/31/22)

Investment objective

As high a level of current income as Putnam Investment Management, LLC, (Putnam Management) believes is consistent with the preservation of capital

Net asset value December 31, 2022

Class IA: $4.70	Class IB: $4.72

Annualized total return at net asset value (as of 12/31/22)

				Bloomberg
	Class IA	Class IB	ICE BofA U.S.	U.S.
	shares	shares	Treasury Bill	Aggregate
	(9/15/93)	(4/6/98)	Index	Bond Index
1 year	–2.06%	–2.35%	1.33%	–13.01%
5 years	0.08	–0.17	1.27	0.02
10 years	1.94	1.70	0.77	1.06
Life of fund	4.49	4.30	2.39	4.33

Recent performance may have benefited from one or more legal settlements.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed income securities.

The ICE BofA (Intercontinental Exchange Bank of America) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Putnam VT Diversified Income Fund	1

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of the fund’s net assets. A bond rated BBB or higher is considered investment grade. This table reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings and portfolio credit quality will vary over time. Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency. Data in the table reflect a new calculation methodology put into effect on 6/30/22.

2	Putnam VT Diversified Income Fund

Report from your fund’s managers

How was the investment environment during the 12-month reporting period ended December 31, 2022?

Interest rates rose significantly during the period due to aggressive monetary policy by central banks to tame soaring inflation. Bond prices fell, and yields rose. The yield on the benchmark 10-year U.S. Treasury more than doubled, rising from 1.52% at the beginning of 2022 to 3.88% by period-end. Geopolitical risks and Covid-19 concerns also contributed to a risk-off market environment.

How did Putnam VT Diversified Income Fund perform during the reporting period?

For the 12-month reporting period, the fund’s class IA shares posted a return of –2.06%, underperforming the 1.33% return for the fund’s benchmark, the ICE BofA U.S. Treasury Bill Index.

What were some holdings or strategies that detracted from fund performance relative to the benchmark during the reporting period?

Term structure risk strategies were the largest detractor in 2022. Interest rates rose meaningfully throughout the year on the back of aggressive monetary policy actions from the Federal Reserve. This weighed on returns, as the portfolio was positioned with a positive duration. With that said, our protective interest-rate-volatility strategy offset some of that underperformance, as U.S. Treasury yields fluctuated significantly.

Corporate credit risk strategies also weighed on returns. Both high-yield and investment-grade corporate spreads widened during the period, as investors looked to reduce their risk exposure. [Spreads are the yield advantage credit-sensitive bonds offer over comparable-maturity U.S. Treasuries.] Exposure to high yield was especially challenging in June 2022, when spreads widened substantially. Exposure to convertible securities also weighed on performance as equity markets faced headwinds due to growing expectations about a U.S. recession.

Emerging market risk strategies detracted as well. Higher interest rates, the stronger U.S. dollar, and increased recession risk negatively impacted the asset class.

What were some holdings or strategies that helped fund performance relative to the benchmark during the reporting period?

Mortgage credit strategies added the most to returns. The fund’s exposure across the commercial mortgage credit market, including CMBX, a group of tradable indexes that each reference a basket of 25 commercial mortgage-backed securities [CMBS] issued in a particular year, and CMBS mezzanine bonds added to returns. Technicals [supply/demand metrics] remained strong, and fundamentals within the sector improved, with forbearance deals on commercial properties proving to work well, in our view. The outlook for certain property types has continued to improve, including hotel properties, which outperformed our initial Covid stress scenarios. Positions in agency credit risk transfer securities also aided performance, as they continued to be tendered by issuers and received some upgrades by credit-rating agencies.

Prepayment strategies augmented returns as well. Our mortgage basis positioning was the primary driver of these returns. [Mortgage basis is a strategy that seeks to exploit the yield differential between current-coupon, 30-year agency pass-throughs, and 30-year U.S. Treasuries.] At the beginning of the period, our short mortgage basis positioning benefited the fund as the spread between mortgage rates and U.S. Treasuries widened. Our mortgage basis positioning changed over the course of the year. In November, our long mortgage basis positioning proved beneficial, as the spread between mortgage rates and U.S. Treasuries tightened during the month. Prepayment speeds slowed during the period as rates moved higher. We expected this to be more of a tailwind than it was, but contributions from the agency interest-only positions took time to materialize.

Currency risk strategies modestly added to relative returns. The strategy employed a hedge of safe-haven currencies, which typically do well in risk-off environments.

How did you use derivatives during the reporting period?

We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve, and to hedge the risk associated with the fund’s curve positioning. We also employed interest-rate swaps to gain exposure to rates in various countries. We utilized options to hedge the fund’s duration and convexity, to isolate the prepayment risk associated with our holdings of collateralized mortgage obligations, and to help manage overall downside risk. We used currency forward contracts to hedge the foreign exchange risk associated with non-U.S. bonds and to efficiently gain exposure to foreign currencies. Finally, we used credit default swaps to gain exposure to CMBS via CMBX, to gain liquid exposure to individual names, and to hedge the fund’s credit and market risks.

What is your near-term outlook?

Given our expectations for further tightening of monetary policy, higher interest rates, and less liquidity in the market, conditions are likely to remain volatile across fixed income markets for the foreseeable future, in our view.

We have a cautious outlook for fixed income markets and expect volatility to remain elevated. We are maintaining tactical term structure positioning that offers risk mitigation, while focusing on opportunities in credit and prepayment. We expect fundamentals across corporate and mortgage credit to be mixed. Risks to our moderately constructive outlook include policy missteps from global central banks, a more severe economic slowdown or recession, ongoing supply chain disruptions, commodity price volatility, heightened geopolitical tension, and the impact of Covid-19 outbreaks.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Consider these risks before investing: Emerging market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher

Putnam VT Diversified Income Fund	3

yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise.

The fund’s investments in mortgage-backed securities and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid. The fund’s concentration in an industry group comprising mortgage-backed securities may make the fund’s net asset value more susceptible to economic, market, political, and other developments affecting the housing or real estate markets and the servicing of mortgage loans secured by real estate properties. The fund currently has significant investment exposure to commercial mortgage-backed securities. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. International investing involves currency, economic, and political risks. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.

Our investment techniques, analyses, and judgments may not produce the outcome we intend. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

4	Putnam VT Diversified Income Fund

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay onetime transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 7/1/22 to 12/31/22. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/21	0.77%	1.02%
Annualized expense ratio for the six-month
period ended 12/31/22*	0.81%	1.06%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*Expense ratios for each class are for the fund’s most recent fiscal half year. As a result of this, ratios may differ from expense ratios based on one-year data in the financial highlights.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 12/31/22		ended 12/31/22
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$4.09	$5.34	$4.13	$5.40
Ending value
(after
expenses)	$1,002.10	$1,000.00	$1,021.12	$1,019.86

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/22. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184); and then dividing that result by the number of days in the year (365). Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (184); and then dividing that result by the number of days in the year (365).

Putnam VT Diversified Income Fund	5

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Diversified Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam VT Diversified Income Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2023

We have served as the auditor of one or more investment companies in the Putnam Investments family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

6	Putnam VT Diversified Income Fund

The fund’s portfolio 12/31/22

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (90.0%)*	amount	Value

U.S. Government Guaranteed Mortgage Obligations (8.3%)
Government National Mortgage Association
Pass-Through Certificates
5.50%, 5/20/49	$16,219	$16,502
5.00%, with due dates from 5/20/49 to 3/20/50	111,635	111,354
4.50%, TBA, 1/1/53	4,000,000	3,881,286
4.00%, TBA, 1/1/53	3,000,000	2,840,016
3.50%, with due dates from 9/20/49 to 11/20/49	152,222	140,511
3.00%, TBA, 1/1/53	3,000,000	2,672,030
		9,661,699
U.S. Government Agency Mortgage Obligations (81.7%)
Federal National Mortgage Association
Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 5/1/49	37,692	37,176
4.50%, 5/1/49	6,917	6,767
Uniform Mortgage-Backed Securities
6.00%, TBA, 1/1/53	7,000,000	7,108,284
5.50%, TBA, 1/1/53	25,000,000	25,074,230
5.00%, TBA, 1/1/53	45,000,000	44,374,239
4.50%, TBA, 1/1/53	17,000,000	16,386,405
3.50%, TBA, 1/1/53	3,000,000	2,728,358
		95,715,459
Total U.S. government and agency mortgage obligations
(cost $106,174,658)		$105,377,158

	Principal
U.S. TREASURY OBLIGATIONS (0.9%)*	amount	Value

U.S. Treasury Notes
2.50%, 8/15/23 [i]	$111,000	$110,543
1.75%, 5/15/23 [i]	162,000	160,660
1.625%, 5/15/31 [i]	680,000	573,294
1.625%, 5/15/26 [i]	132,000	121,944
0.25%, 7/31/25 [i]	120,000	108,467
Total U.S. treasury obligations (cost $1,074,908)		$1,074,908

	Principal
MORTGAGE-BACKED SECURITIES (36.8%)*	amount	Value

Agency collateralized mortgage obligations (14.4%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	$281,330	$55,084
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	2,509,884	443,611
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	1,868,440	400,140
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	2,673,278	567,328
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	359,355	70,981
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	175,794	26,601
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	319,855	36,957
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	3,378,315	625,306
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	239,900	43,735
REMICs Ser. 4425, IO, 4.00%, 1/15/45	781,412	122,674
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	704,200	146,543
REMICs Ser. 4403, Class CI, IO, 4.00%, 10/15/44	231,617	42,590
REMICs Ser. 4000, Class LI, IO, 4.00%, 2/15/42	143,659	22,770
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	493,520	64,641
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	397,747	51,723
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	273,439	21,459
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	196,401	7,668
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	91,782	911

	Principal
MORTGAGE-BACKED SECURITIES (36.8%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 4742, Class S, IO,
((-1 x ICE LIBOR USD 1 Month) + 6.20%),
1.882%, 12/15/47	$526,831	$55,058
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.25%), 1.861%, 9/25/50	2,415,988	267,546
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.10%), 1.782%, 8/15/56	1,868,885	214,772
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.10%), 1.782%, 4/15/47	459,111	53,882
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.10%), 1.711%, 7/25/50	2,396,241	269,166
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.05%), 1.661%, 1/25/50	1,838,274	170,332
Structured Pass-Through Certificates FRB
Ser. 57, Class 1AX, IO, 0.395%, 7/25/43 W	567,280	5,673
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	639,789	113,117
Interest Strip Ser. 374, Class 6, IO,
5.50%, 8/25/36	50,896	8,473
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	1,027,198	166,879
Interest Strip Ser. 378, Class 19, IO,
5.00%, 6/25/35	155,753	24,123
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	2,500,207	460,407
REMICs Ser. 12-127, Class BI, IO,
4.50%, 11/25/42	120,887	23,590
REMICs Ser. 15-88, Class QI, IO,
4.00%, 10/25/44	170,053	11,435
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	750,700	112,212
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	409,748	54,914
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	298,215	38,049
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	34,046	73
REMICs IFB Ser. 13-90, Class SD, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.60%), 2.211%, 9/25/43	757,678	83,011
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.40%), 2.011%, 4/25/40	280,980	29,982
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.25%), 1.861%, 3/25/48	1,455,481	135,069
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.20%), 1.811%, 6/25/48	1,857,824	200,036
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.20%), 1.811%, 6/25/45	1,519,029	93,539
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.15%), 1.761%, 5/25/47	2,890,840	260,638
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.10%), 1.711%, 12/25/46	1,135,296	85,168
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.05%), 1.661%, 3/25/50	1,423,653	145,924
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.05%), 1.661%, 8/25/49	1,255,787	96,796
REMICs Ser. 13-107, Class SB, IO, ((-1 x ICE LIBOR
USD 1 Month) + 5.95%), 1.561%, 2/25/43	709,967	74,818
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40 W	413,885	2,690
Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	335,403	65,206
Ser. 16-42, IO, 5.00%, 2/20/46	526,437	100,086
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	317,893	48,539
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	951,186	193,890
Ser. 14-76, IO, 5.00%, 5/20/44	287,116	57,550
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	307,801	65,508
Ser. 12-146, IO, 5.00%, 12/20/42	481,279	94,995
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	158,115	32,800

Putnam VT Diversified Income Fund	7

	Principal
MORTGAGE-BACKED SECURITIES (36.8%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	$237,673	$48,381
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,043,914	218,575
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	595,648	123,948
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	924,259	184,002
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	193,852	38,271
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,244,829	237,075
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	686,097	126,678
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	125,823	9,051
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	50,407	2,788
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	381,022	75,125
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	442,338	76,845
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	441,401	83,821
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	468,915	83,547
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	281,726	50,161
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	1,185,347	194,658
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45	820,879	140,903
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	408,290	49,554
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	190,578	7,900
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	275,445	43,082
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	783,752	71,593
Ser. 21-156, IO, 3.50%, 7/20/51	3,522,118	603,058
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,793,313	508,199
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	332,700	39,873
Ser. 13-28, IO, 3.50%, 2/20/43	157,045	19,194
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	225,620	25,082
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	388,408	44,636
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	741,349	121,970
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	851,016	134,584
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	3,187,435	464,154
Ser. 17-H02, Class BI, IO, 2.674%, 1/20/67 W	1,602,955	49,217
Ser. 17-H06, Class BI, IO, 2.474%, 2/20/67 W	1,686,485	59,750
Ser. 18-H05, Class BI, IO, 2.473%, 2/20/68 W	2,012,535	106,145
Ser. 18-H03, Class XI, IO, 2.281%, 2/20/68 W	1,878,780	93,116
Ser. 18-H05, Class AI, IO, 2.101%, 2/20/68 W	1,703,862	93,818
Ser. 17-H08, Class NI, IO, 2.097%, 3/20/67 W	2,203,631	91,067
Ser. 16-H03, Class DI, IO, 2.037%, 12/20/65 W	2,041,206	93,275
IFB Ser. 21-98, Class SK, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.30%), 1.947%, 6/20/51	1,940,685	226,206
IFB Ser. 21-77, Class SM, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.30%), 1.947%, 5/20/51	2,747,071	327,932
IFB Ser. 21-59, Class SQ, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.30%), 1.947%, 4/20/51	2,175,399	224,288
IFB Ser. 20-133, Class CS, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.30%), 1.947%, 9/20/50	2,500,215	319,287
FRB Ser. 21-116, Class ES, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.20%), 1.874%, 11/20/47	2,923,210	400,995
IFB Ser. 14-60, Class SD, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.18%), 1.827%, 4/20/44	1,465,795	148,241
Ser. 15-H25, Class EI, IO, 1.826%, 10/20/65 W	1,601,634	72,874
IFB Ser. 20-97, Class QS, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.15%), 1.797%, 7/20/50	2,392,690	310,844
IFB Ser. 18-139, Class SA, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.15%), 1.797%, 10/20/48	1,323,697	110,840
IFB Ser. 13-129, Class SN, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.15%), 1.797%, 9/20/43	264,743	24,293
Ser. 17-H10, Class MI, IO, 1.787%, 4/20/67 W	2,933,919	81,270
Ser. 17-H09, IO, 1.762%, 4/20/67 W	2,170,300	64,623
IFB Ser. 20-63, Class PS, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.10%), 1.747%, 4/20/50	2,496,419	284,133

	Principal
MORTGAGE-BACKED SECURITIES (36.8%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 19-96, Class SY, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.10%), 1.747%, 8/20/49	$4,076,441	$396,352
IFB Ser. 19-83, Class SY, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.10%), 1.747%, 7/20/49	1,744,533	159,869
IFB Ser. 19-89, Class PS, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.10%), 1.747%, 7/20/49	2,699,188	232,992
FRB Ser. 15-H08, Class CI, IO, 1.74%, 3/20/65 W	1,092,376	45,224
IFB Ser. 20-15, Class CS, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.05%), 1.697%, 2/20/50	172,268	12,030
IFB Ser. 20-7, Class SK, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.05%), 1.697%, 1/20/50	1,293,668	124,628
IFB Ser. 19-152, Class ES, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.05%), 1.697%, 12/20/49	1,096,258	99,404
IFB Ser. 19-99, Class KS, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.05%), 1.697%, 8/20/49	82,191	7,097
IFB Ser. 19-78, Class SJ, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.05%), 1.697%, 6/20/49	79,948	5,833
Ser. 15-H23, Class BI, IO, 1.696%, 9/20/65 W	2,225,515	86,127
IFB Ser. 20-63, Class AS, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.00%), 1.647%, 8/20/43	2,092,152	190,156
Ser. 16-H16, Class EI, IO, 1.64%, 6/20/66 W	1,538,735	65,396
Ser. 16-H24, Class CI, IO, 1.63%, 10/20/66 W	1,535,821	65,887
Ser. 16-H14, IO, 1.613%, 6/20/66 W	1,132,580	40,165
Ser. 17-H11, Class DI, IO, 1.591%, 5/20/67 W	1,441,811	73,659
Ser. 15-H25, Class AI, IO, 1.546%, 9/20/65 W	3,366,334	121,188
Ser. 13-H08, Class CI, IO, 1.534%, 2/20/63 W	1,582,066	49,360
Ser. 14-H21, Class BI, IO, 1.47%, 10/20/64 W	1,899,727	65,161
Ser. 17-H12, Class QI, IO, 1.437%, 5/20/67 W	1,609,589	60,245
Ser. 17-H11, Class TI, IO, 1.274%, 4/20/67 W	1,301,826	78,630
IFB Ser. 14-119, Class SA, IO, ((-1 x ICE LIBOR
USD 1 Month) + 5.60%), 1.247%, 8/20/44	643,101	50,701
Ser. 16-H22, Class AI, IO, 1.102%, 10/20/66 W	1,869,834	65,143
Ser. 16-H23, Class NI, IO, 1.057%, 10/20/66 W	5,637,907	186,051
Ser. 16-H24, Class JI, IO, 0.988%, 11/20/66 W	1,849,329	90,176
Ser. 16-H17, Class KI, IO, 0.689%, 7/20/66 W	900,784	36,358
Ser. 15-H24, Class AI, IO, 0.623%, 9/20/65 W	1,859,797	53,090
Ser. 17-H16, Class JI, IO, 0.492%, 8/20/67 W	2,387,891	128,652
Ser. 16-H06, Class DI, IO, 0.362%, 7/20/65 W	2,969,547	61,348
Ser. 17-H16, Class IB, IO, 0.292%, 8/20/67 W	2,001,258	75,628
Ser. 17-H16, Class IG, IO, 0.118%, 7/20/67 W	2,205,748	63,317
Ser. 16-H09, Class BI, IO, 0.067%, 4/20/66 W	2,821,732	133,750
Ser. 15-H10, Class BI, IO, 0.03%, 4/20/65 W	1,398,830	53,995
Ser. 16-H03, Class AI, IO, 0.021%, 1/20/66 W	1,470,364	48,032
Ser. 16-H02, Class HI, IO, 0.017%, 1/20/66 W	2,213,395	54,892
Ser. 16-H06, Class CI, IO, 0.001%, 2/20/66 W	3,238,116	56,955
Ser. 16-H10, Class AI, IO, zero %, 4/20/66 W	3,106,102	59,476
		16,872,557
Commercial mortgage-backed securities (11.4%)
BBCMS Mortgage Trust 144A Ser. 21-C10, Class E,
2.00%, 7/15/54	261,000	125,863
Bear Stearns Commercial Mortgage Securities
Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45 W	8,960	8,646
Benchmark Mortgage Trust 144A FRB Ser. 18-B3,
Class D, 3.036%, 4/10/51 W	261,000	174,576
BWAY Mortgage Trust 144A FRB Ser. 22-26BW,
Class F, 4.866%, 2/10/44 W	420,000	276,898
CD Commercial Mortgage Trust FRB Ser. 17-CD3,
Class C, 4.547%, 2/10/50 W	174,000	132,172
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	460,000	324,357

8	Putnam VT Diversified Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (36.8%)* cont.	amount	Value

Commercial mortgage-backed securities cont.
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47 W	$822,000	$818,630
FRB Ser. 11-C2, Class E, 5.08%, 12/15/47 W	326,000	273,276
Citigroup Commercial Mortgage Trust
Ser. 13-GC11, Class C, 4.134%, 4/10/46 W	246,000	241,594
COMM Mortgage Trust
Ser. 12-LC4, Class B, 4.934%, 12/10/44 W	175,004	174,678
FRB Ser. 14-CR16, Class C, 4.917%, 4/10/47 W	283,000	256,134
COMM Mortgage Trust 144A
FRB Ser. 14-UBS3, Class D, 4.766%, 6/10/47 W	116,000	104,106
Ser. 12-CR3, Class F, 4.75%, 10/15/45 W	700,000	304,571
FRB Ser. 13-CR9, Class D, 4.289%, 7/10/45 W	289,000	254,710
FRB Ser. 15-LC19, Class E, 4.215%, 2/10/48 W	257,000	213,125
Credit Suisse Mortgage Trust 144A FRB
Ser. 22-NWPT, Class A, 7.479%, 9/9/24	158,000	157,506
CSAIL Commercial Mortgage Trust 144A FRB
Ser. 15-C1, Class D, 3.758%, 4/15/50 W	307,000	205,894
GS Mortgage Securities Corp., II 144A
FRB Ser. 13-GC10, Class D, 4.339%, 2/10/46 W	237,000	235,801
Ser. 13-GC10, Class C, 4.285%, 2/10/46 W	195,000	194,480
GS Mortgage Securities Trust Ser. 14-GC18,
Class B, 4.885%, 1/10/47 W	265,000	242,604
JPMBB Commercial Mortgage
Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.735%, 2/15/47 W	787,000	549,237
FRB Ser. 14-C19, Class C19, 4.647%, 4/15/47 W	208,000	189,747
FRB Ser. 14-C18, Class E, 4.235%, 2/15/47 W	381,000	211,916
FRB Ser. 14-C25, Class D, 3.936%, 11/15/47 W	194,000	131,431
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	656,000	394,892
JPMDB Commercial Mortgage Securities Trust
Ser. 17-C5, Class C, 4.512%, 3/15/50 W	291,000	224,452
JPMorgan Chase Commercial Mortgage
Securities Trust FRB Ser. 13-LC11, Class D,
4.231%, 4/15/46 W	408,000	294,192
JPMorgan Chase Commercial Mortgage
Securities Trust 144A FRB Ser. 11-C3, Class F,
5.525%, 2/15/46 W	401,000	71,479
Mezz Cap Commercial Mortgage Trust 144A FRB
Ser. 07-C5, Class X, IO, 6.571%, 12/15/49 W	11,396	—
Morgan Stanley Bank of America Merrill Lynch
Trust Ser. 12-C6, Class C, 4.536%, 11/15/45 W	232,000	220,762
Morgan Stanley Bank of America Merrill
Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.398%, 8/15/46 W	750,000	52,307
FRB Ser. 15-C23, Class D, 4.142%, 7/15/50 W	347,000	293,237
FRB Ser. 13-C10, Class D, 4.07%, 7/15/46 W	478,000	315,270
Ser. 14-C17, Class E, 3.50%, 8/15/47	369,000	265,452
Ser. 14-C19, Class D, 3.25%, 12/15/47	240,000	207,286
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	92,521	85,243
FRB Ser. 18-H3, Class C, 4.863%, 7/15/51 W	178,000	155,373
Multifamily Connecticut Avenue
Securities Trust 144A
FRB Ser. 20-01, Class M10, 8.139%, 3/25/50	577,000	532,885
FRB Ser. 19-01, Class M10, 7.639%, 10/25/49	332,039	311,747
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL9, Class A, 6.79%, 6/25/37	357,548	355,190
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B,
7.575%, 1/19/37	217,000	209,948
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A,
Class E, 8.00%, 12/28/38 (In default) †	472,775	5

	Principal
MORTGAGE-BACKED SECURITIES (36.8%)* cont.	amount	Value

Commercial mortgage-backed securities cont.
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	$490,000	$5
Wells Fargo Commercial Mortgage Trust FRB
Ser. 15-C29, Class D, 4.218%, 6/15/48 W	213,000	180,688
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.498%, 9/15/58 W	191,000	160,133
FRB Ser. 13-LC12, Class D, 4.296%, 7/15/46 W	513,000	207,116
Ser. 14-LC16, Class D, 3.938%, 8/15/50	828,000	132,861
Ser. 16-C33, Class D, 3.123%, 3/15/59	534,000	419,936
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class D, 5.024%, 3/15/46 W	160,000	153,279
FRB Ser. 13-UBS1, Class E, 5.024%, 3/15/46 W	192,000	182,062
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	1,331,000	806,719
FRB Ser. 12-C7, Class E, 4.651%, 6/15/45
(In default) † W	844,486	62,637
FRB Ser. 13-C15, Class D, 4.529%, 8/15/46 W	1,231,000	729,208
FRB Ser. 12-C10, Class D, 4.422%, 12/15/45 W	694,000	509,576
		13,335,892
Residential mortgage-backed securities (non-agency) (11.0%)
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6,
3.991%, 11/27/36 W	269,462	175,150
Bear Stearns Alt-A Trust FRB Ser. 05-8,
Class 21A1, 3.354%, 10/25/35 W	157,768	130,202
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1,
(ICE LIBOR USD 1 Month + 4.75%), 9.139%,
10/25/27 (Bermuda)	220,000	220,797
Chevy Chase Funding, LLC Mortgage-Backed
Certificates 144A FRB Ser. 06-4A, Class A2, (ICE
LIBOR USD 1 Month + 0.18%), 4.569%, 11/25/47	114,701	93,792
Countrywide Alternative Loan Trust
FRB Ser. 05-59, Class 1A1, (ICE LIBOR USD
1 Month + 0.66%), 5.013%, 11/20/35	159,533	139,367
FRB Ser. 05-65CB, Class 2A1, (ICE LIBOR USD
1 Month + 0.43%), 4.814%, 12/25/35	311,667	210,937
FRB Ser. 06-OA10, Class 2A1, (ICE LIBOR USD
1 Month + 0.38%), 4.769%, 8/25/46	132,789	107,046
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD
1 Month + 0.38%), 4.769%, 8/25/46	918,183	725,179
FRB Ser. 07-OH1, Class A1D, (ICE LIBOR USD
1 Month + 0.21%), 4.599%, 4/25/47	85,731	68,868
FRB Ser. 05-38, Class A1, (Federal Reserve
US 12 Month Cumulative Avg 1 yr CMT + 1.50%),
3.548%, 9/25/35	266,116	233,350
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve
US 12 Month Cumulative Avg 1 yr CMT + 0.94%),
2.988%, 6/25/46	174,496	142,456
FRB Ser. 06-OA7, Class 1A1, 2.746%, 6/25/46 W	580,374	520,421
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA1, Class B, (ICE LIBOR USD 1 Month
+ 10.00%), 14.389%, 7/25/28	1,020,787	1,067,551
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA3, Class B, (ICE LIBOR USD 1 Month
+ 9.35%), 13.739%, 4/25/28	517,507	531,281
Structured Agency Credit Risk Debt FRN
Ser. 15-HQA1, Class B, (ICE LIBOR USD 1 Month
+ 8.80%), 13.189%, 3/25/28	323,678	323,837
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA2, Class B, (ICE LIBOR USD 1 Month
+ 7.55%), 11.939%, 12/25/27	395,488	394,969
Structured Agency Credit Risk Debt FRN
Ser. 14-DN1, Class M3, (ICE LIBOR USD 1 Month
+ 4.50%), 8.889%, 2/25/24	143,538	144,869

Putnam VT Diversified Income Fund	9

	Principal
MORTGAGE-BACKED SECURITIES (36.8%)* cont.	amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class B2, (ICE LIBOR USD
1 Month + 11.00%), 15.389%, 10/25/48	$333,000	$359,881
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class B2, (ICE LIBOR USD
1 Month + 10.50%), 14.889%, 3/25/49	152,000	162,824
Structured Agency Credit Risk Trust REMICs
FRB Ser. 20-DNA4, Class B2, (ICE LIBOR USD
1 Month + 10.00%), 14.389%, 8/25/50	135,000	146,644
Structured Agency Credit Risk Trust REMICs
FRB Ser. 20-DNA3, Class B2, (ICE LIBOR USD
1 Month + 9.35%), 13.739%, 6/25/50	237,000	250,628
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA3, Class B2, (ICE LIBOR USD
1 Month + 7.75%), 12.139%, 9/25/48	389,000	385,619
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class B1, (ICE LIBOR USD
1 Month + 4.25%), 8.639%, 10/25/48	163,000	166,832
Structured Agency Credit Risk Trust REMICs
FRB Ser. 20-HQA2, Class M2, (ICE LIBOR USD
1 Month + 3.10%), 7.489%, 3/25/50	85,656	86,531
Seasoned Credit Risk Transfer Trust Ser. 19-2,
Class M, 4.75%, 8/25/58 W	253,000	215,801
Federal National Mortgage Association
Connecticut Avenue Securities FRB
Ser. 16-C02, Class 1B, (ICE LIBOR USD 1 Month
+ 12.25%), 16.639%, 9/25/28	965,841	1,065,556
Connecticut Avenue Securities FRB
Ser. 16-C03, Class 1B, (ICE LIBOR USD 1 Month
+ 11.75%), 16.139%, 10/25/28	496,134	537,834
Connecticut Avenue Securities FRB
Ser. 16-C01, Class 1B, (ICE LIBOR USD 1 Month
+ 11.75%), 16.139%, 8/25/28	270,744	292,854
Connecticut Avenue Securities FRB
Ser. 16-C05, Class 2B, (ICE LIBOR USD 1 Month
+ 10.75%), 15.139%, 1/25/29	89,648	93,597
Connecticut Avenue Securities FRB
Ser. 17-C02, Class 2B1, (ICE LIBOR USD 1 Month
+ 5.50%), 9.889%, 9/25/29	242,000	262,465
Connecticut Avenue Securities FRB
Ser. 17-C03, Class 1B1, (ICE LIBOR USD 1 Month
+ 4.85%), 9.239%, 10/25/29	407,000	428,787
Connecticut Avenue Securities FRB
Ser. 18-C04, Class 2B1, (ICE LIBOR USD 1 Month
+ 4.50%), 8.889%, 12/25/30	451,000	468,327
Connecticut Avenue Securities FRB
Ser. 17-C07, Class 2B1, (ICE LIBOR USD 1 Month
+ 4.45%), 8.839%, 5/25/30	22,000	22,641
Connecticut Avenue Securities FRB
Ser. 17-C06, Class 2B1, (ICE LIBOR USD 1 Month
+ 4.45%), 8.839%, 2/25/30	30,000	30,769
Connecticut Avenue Securities FRB
Ser. 15-C02, Class 1M2, (ICE LIBOR USD
1 Month + 4.00%), 8.389%, 5/25/25	6,377	6,557
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB
Ser. 19-R03, Class 1B1, (ICE LIBOR USD 1 Month
+ 4.10%), 8.489%, 9/25/31	505,000	512,933
Connecticut Avenue Securities Trust FRB
Ser. 22-R02, Class 2B1, (US 30 Day Average
SOFR + 4.50%), 8.428%, 1/25/42	148,000	139,860

	Principal
MORTGAGE-BACKED SECURITIES (36.8%)* cont.	amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB
Ser. 20-SBT1, Class 1M2, (ICE LIBOR USD
1 Month + 3.65%), 8.039%, 2/25/40	$276,000	$272,587
Connecticut Avenue Securities Trust FRB
Ser. 20-R01, Class 1B1, (ICE LIBOR USD 1 Month
+ 3.25%), 7.639%, 1/25/40	155,000	144,387
GSAA Home Equity Trust FRB Ser. 06-8,
Class 2A2, (ICE LIBOR USD 1 Month + 0.36%),
4.749%, 5/25/36	508,061	126,862
GSR Mortgage Loan Trust FRB Ser. 07-OA1,
Class 2A3A, (ICE LIBOR USD 1 Month + 0.31%),
4.699%, 5/25/37	128,227	92,032
HarborView Mortgage Loan Trust FRB Ser. 05-2,
Class 1A, (ICE LIBOR USD 1 Month + 0.52%),
4.859%, 5/19/35	171,957	57,913
JPMorgan Alternative Loan Trust FRB Ser. 07-A2,
Class 12A1, IO, (ICE LIBOR USD 1 Month + 0.20%),
4.789%, 6/25/37	214,020	89,772
Morgan Stanley Re-REMIC Trust 144A FRB
Ser. 10-R4, Class 4B, (ICE LIBOR USD 1 Month
+ 0.23%), 2.702%, 2/26/37	159,833	136,281
MortgageIT Trust FRB Ser. 05-3, Class M2, (ICE
LIBOR USD 1 Month + 0.80%), 5.184%, 8/25/35	40,630	37,421
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR1, Class 2A1, (ICE LIBOR USD
1 Month + 0.18%), 4.569%, 1/25/37	214,904	180,924
Towd Point Mortgage Trust 144A Ser. 19-2,
Class A2, 3.75%, 12/25/58 W	202,000	172,467
WaMu Asset-Backed Certificates Trust FRB
Ser. 07-HE4, Class 1A, (ICE LIBOR USD 1 Month
+ 0.17%), 4.559%, 7/25/47	121,791	94,263
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR17, Class A1B3, (ICE LIBOR USD
1 Month + 0.70%), 5.089%, 12/25/45	331,890	292,341
Washington Mutual Asset-Backed Certificates
Trust FRB Ser. 06-HE2, Class A3, (ICE LIBOR USD
1 Month + 0.30%), 4.689%, 5/25/36	410,041	294,029
		12,858,291

Total mortgage-backed securities (cost $49,132,183)		$43,066,740

	Principal
CORPORATE BONDS AND NOTES (15.3%)*	amount	Value

Basic materials (1.8%)
Beacon Roofing Supply, Inc.
144A company guaranty sr. notes
4.50%, 11/15/26	$34,000	$31,759
Big River Steel, LLC/BRS Finance
Corp. 144A sr. notes 6.625%, 1/31/29	76,000	72,407
Builders FirstSource, Inc. 144A
company guaranty sr. unsec. bonds
6.375%, 6/15/32	25,000	23,481
Builders FirstSource, Inc. 144A
company guaranty sr. unsec. bonds
4.25%, 2/1/32	60,000	48,644
Celanese US Holdings, LLC company
guaranty sr. unsec. notes 6.33%,
7/15/29 (Germany)	75,000	72,873
Celanese US Holdings, LLC company
guaranty sr. unsec. notes 6.165%,
7/15/27 (Germany)	30,000	29,590
CF Industries, Inc. company guaranty
sr. unsec. bonds 4.95%, 6/1/43	410,000	350,766

10	Putnam VT Diversified Income Fund

		Principal
CORPORATE BONDS AND NOTES (15.3%)* cont.		amount	Value

Basic materials cont.
Constellium SE sr. unsec. notes
Ser. REGS, 3.125%, 7/15/29 (France)	EUR	150,000	$126,378
Freeport-McMoRan, Inc. company
guaranty sr. unsec. bonds 4.625%,
8/1/30 (Indonesia)		$50,000	46,570
Freeport-McMoRan, Inc. company
guaranty sr. unsec. notes 4.375%,
8/1/28 (Indonesia)		50,000	46,669
Freeport-McMoRan, Inc. company
guaranty sr. unsec. unsub. notes
5.45%, 3/15/43 (Indonesia)		240,000	216,490
IHS Holding, Ltd. company guaranty
sr. unsec. notes Ser. REGS, 6.25%,
11/29/28 (Nigeria)		560,000	452,200
Kleopatra Holdings 2 SCA company
guaranty sr. unsec. notes Ser. REGS,
6.50%, 9/1/26 (Luxembourg)	EUR	100,000	58,434
LSF11 A5 HoldCo, LLC 144A sr. unsec.
notes 6.625%, 10/15/29		$95,000	78,481
Mauser Packaging Solutions Holding
Co. 144A sr. notes 8.50%, 4/15/24		30,000	29,399
Mauser Packaging Solutions Holding
Co. 144A sr. notes 5.50%, 4/15/24		15,000	14,585
Novelis Corp. 144A company guaranty
sr. unsec. bonds 3.875%, 8/15/31		15,000	12,246
Novelis Corp. 144A company guaranty
sr. unsec. notes 4.75%, 1/30/30		21,000	18,618
Novelis Corp. 144A company guaranty
sr. unsec. notes 3.25%, 11/15/26		66,000	59,170
Sylvamo Corp. 144A company
guaranty sr. unsec. notes
7.00%, 9/1/29		90,000	85,500
WR Grace Holdings, LLC 144A
company guaranty sr. notes
5.625%, 10/1/24		245,000	241,325
WR Grace Holdings, LLC 144A
company guaranty sr. notes
4.875%, 6/15/27		51,000	45,193
			2,160,778
Capital goods (1.1%)
Chart Industries, Inc. 144A company
guaranty sr. notes 7.50%, 1/1/30		100,000	100,529
Clarios Global LP 144A company
guaranty sr. notes 6.75%, 5/15/25		58,000	58,134
Great Lakes Dredge & Dock Corp. 144A
company guaranty sr. unsec. notes
5.25%, 6/1/29		185,000	143,819
Roller Bearing Co. of America, Inc.
144A sr. notes 4.375%, 10/15/29		20,000	17,294
Sensata Technologies BV 144A
company guaranty sr. unsec. notes
4.00%, 4/15/29		95,000	81,938
Sensata Technologies BV 144A
company guaranty sr. unsec. unsub.
notes 5.875%, 9/1/30		20,000	18,955
TransDigm, Inc. company guaranty sr.
unsec. sub. notes 5.50%, 11/15/27		318,000	298,618
TransDigm, Inc. company guaranty sr.
unsec. sub. notes 4.875%, 5/1/29		100,000	87,225
TransDigm, Inc. company guaranty sr.
unsec. sub. notes 4.625%, 1/15/29		65,000	57,153
TransDigm, Inc. 144A company
guaranty sr. notes 6.25%, 3/15/26		140,000	138,067

		Principal
CORPORATE BONDS AND NOTES (15.3%)* cont.		amount	Value

Capital goods cont.
Vertiv Group Corp. 144A company
guaranty sr. notes 4.125%, 11/15/28		$270,000	$229,500
WESCO Distribution, Inc. 144A
company guaranty sr. unsec. unsub.
notes 7.125%, 6/15/25		111,000	112,389
			1,343,621
Communication services (0.7%)
CCO Holdings, LLC/CCO Holdings
Capital Corp. 144A sr. unsec. bonds
5.375%, 6/1/29		463,000	418,677
DIRECTV Holdings, LLC/DIRECTV
Financing Co., Inc. 144A sr. notes
5.875%, 8/15/27		74,000	66,205
Frontier Communications Corp.
144A company guaranty sr. notes
5.875%, 10/15/27		75,000	69,643
Lumen Technologies, Inc. 144A sr.
unsec. unsub. notes 4.50%, 1/15/29		200,000	138,042
T-Mobile USA, Inc. company guaranty
sr. unsec. bonds 2.875%, 2/15/31		65,000	53,711
T-Mobile USA, Inc. company guaranty
sr. unsec. notes 5.375%, 4/15/27		16,000	16,153
			762,431
Consumer cyclicals (2.9%)
Bath & Body Works, Inc. 144A
company guaranty sr. unsec. unsub.
bonds 6.625%, 10/1/30		45,000	42,228
Boyd Gaming Corp. company
guaranty sr. unsec. notes
4.75%, 12/1/27		45,000	41,912
Caesars Resort Collection, LLC/CRC
Finco, Inc. 144A company guaranty sr.
notes 5.75%, 7/1/25		235,000	230,043
Cinemark USA, Inc. 144A company
guaranty sr. notes 8.75%, 5/1/25		20,000	20,196
Ford Motor Credit Co., LLC sr. unsec.
unsub. notes 4.00%, 11/13/30		200,000	164,168
Gartner, Inc. 144A company guaranty
sr. unsec. bonds 3.75%, 10/1/30		110,000	94,816
Gartner, Inc. 144A company guaranty
sr. unsec. notes 3.625%, 6/15/29		15,000	13,181
Hanesbrands, Inc. 144A company
guaranty sr. unsec. unsub. notes
4.625%, 5/15/24		90,000	87,167
Hilton Domestic Operating Co., Inc.
company guaranty sr. unsec. bonds
4.875%, 1/15/30		153,000	138,650
La Financiere Atalian SASU company
guaranty sr. unsec. notes Ser. REGS,
4.00%, 5/15/24 (France)	EUR	100,000	90,791
Levi Strauss & Co. 144A sr. unsec. sub.
bonds 3.50%, 3/1/31		$47,000	37,303
Masonite International Corp. 144A
company guaranty sr. unsec. notes
5.375%, 2/1/28		35,000	32,361
Masonite International Corp. 144A
company guaranty sr. unsec. notes
3.50%, 2/15/30		50,000	40,446
Mattel, Inc. 144A company guaranty
sr. unsec. notes 3.75%, 4/1/29		70,000	61,483
Mattel, Inc. 144A company guaranty
sr. unsec. notes 3.375%, 4/1/26		20,000	18,388
McGraw-Hill Education, Inc. 144A sr.
notes 5.75%, 8/1/28		80,000	67,230

Putnam VT Diversified Income Fund	11

		Principal
CORPORATE BONDS AND NOTES (15.3%)* cont.		amount	Value

Consumer cyclicals cont.
Neptune Bidco US, Inc. 144A sr. notes
9.29%, 4/15/29		$535,000	$504,238
News Corp. 144A company
guaranty sr. unsec. unsub. bonds
5.125%, 2/15/32		8,000	7,280
News Corp. 144A sr. unsec. notes
3.875%, 5/15/29		75,000	65,054
Sabre GLBL, Inc. 144A company
guaranty sr. notes 9.25%, 4/15/25		160,000	159,380
Sirius XM Radio, Inc. 144A company
guaranty sr. unsec. bonds
3.875%, 9/1/31		195,000	152,133
Sirius XM Radio, Inc. 144A
company guaranty sr. unsec. notes
4.00%, 7/15/28		100,000	87,030
Spectrum Brands, Inc. 144A
company guaranty sr. unsec. bonds
5.00%, 10/1/29		50,000	43,271
Standard Industries, Inc. 144A sr.
unsec. bonds 3.375%, 1/15/31		35,000	26,338
Standard Industries, Inc. 144A sr.
unsec. notes 5.00%, 2/15/27		375,000	346,025
Standard Industries, Inc. 144A sr.
unsec. notes 4.75%, 1/15/28		10,000	8,999
Station Casinos, LLC 144A sr. unsec.
notes 4.50%, 2/15/28		95,000	82,591
Techem Verwaltungsgesell notes
Ser. REGS, 2.00%, 7/15/25 (Germany)	EUR	310,000	303,932
Univision Communications, Inc. 144A
sr. notes 7.375%, 6/30/30		$19,000	18,158
Verisure Holding AB company
guaranty sr. notes Ser. REGS, 3.25%,
2/15/27 (Sweden)	EUR	300,000	277,461
Victoria’s Secret & Co. 144A sr. unsec.
notes 4.625%, 7/15/29		$40,000	31,400
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corp. 144A sr. unsec.
bonds 5.125%, 10/1/29		97,000	83,142
			3,376,795
Consumer staples (0.9%)
1011778 BC ULC/New Red Finance,
Inc. 144A company guaranty sr. notes
3.875%, 1/15/28 (Canada)		80,000	71,600
Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons, LLC
144A company guaranty sr. unsec.
notes 4.875%, 2/15/30		30,000	26,774
Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons, LLC
144A company guaranty sr. unsec.
notes 3.50%, 3/15/29		213,000	178,705
Lamb Weston Holdings, Inc. 144A
company guaranty sr. unsec. notes
4.875%, 5/15/28		70,000	66,325
Lamb Weston Holdings, Inc. 144A
company guaranty sr. unsec. notes
4.125%, 1/31/30		70,000	61,824
Loxam SAS company guaranty
sr. notes Ser. REGS, 4.25%,
4/15/24 (France)	EUR	300,000	318,431
Loxam SAS notes 3.75%,
7/15/26 (France)	EUR	250,000	240,541

	Principal
CORPORATE BONDS AND NOTES (15.3%)* cont.	amount	Value

Consumer staples cont.
Match Group Holdings II, LLC 144A sr.
unsec. bonds 5.00%, 12/15/27	$28,000	$25,760
Match Group Holdings II, LLC 144A sr.
unsec. bonds 3.625%, 10/1/31	25,000	19,172
Match Group Holdings II, LLC 144A sr.
unsec. notes 4.125%, 8/1/30	20,000	16,327
Yum! Brands, Inc. sr. unsec. sub.
bonds 3.625%, 3/15/31	45,000	37,733
Yum! Brands, Inc. 144A sr. unsec.
bonds 4.75%, 1/15/30	45,000	41,288
		1,104,480
Energy (4.9%)
Antero Midstream Partners LP/
Antero Midstream Finance Corp. 144A
company guaranty sr. unsec. notes
7.875%, 5/15/26	55,000	55,675
Apache Corp. sr. unsec. unsub. notes
5.10%, 9/1/40	327,000	270,989
Apache Corp. sr. unsec. unsub. notes
4.375%, 10/15/28	32,000	28,802
Callon Petroleum Co. 144A
company guaranty sr. unsec. notes
7.50%, 6/15/30	201,000	183,915
Centennial Resource Production, LLC
144A company guaranty sr. unsec.
notes 6.875%, 4/1/27	190,000	179,025
Cheniere Energy Partners
LP company guaranty sr. unsec. notes
4.50%, 10/1/29	295,000	265,270
Cheniere Energy Partners
LP company guaranty sr. unsec.
unsub. notes 4.00%, 3/1/31	75,000	63,852
Cheniere Energy Partners
LP company guaranty sr. unsec.
unsub. notes 3.25%, 1/31/32	5,000	3,974
Continental Resources, Inc.
company guaranty sr. unsec. notes
4.375%, 1/15/28	76,000	69,636
Continental Resources, Inc. 144A
company guaranty sr. unsec. bonds
5.75%, 1/15/31	75,000	69,815
Encino Acquisition Partners Holdings,
LLC 144A company guaranty sr.
unsec. notes 8.50%, 5/1/28	165,000	150,808
Endeavor Energy Resources LP/EER
Finance, Inc. 144A sr. unsec. bonds
5.75%, 1/30/28	470,000	450,034
Energy Transfer LP/Regency Energy
Finance Corp. sr. unsec. unsub. notes
4.50%, 11/1/23	69,000	68,396
EnLink Midstream, LLC 144A
company guaranty sr. unsec. notes
5.625%, 1/15/28	41,000	39,052
EQT Corp. sr. unsec. notes
5.00%, 1/15/29	10,000	9,388
Hess Midstream Operations LP 144A
company guaranty sr. unsec. notes
5.125%, 6/15/28	90,000	83,223
Hess Midstream Operations LP 144A
company guaranty sr. unsec. notes
4.25%, 2/15/30	25,000	21,373
Hess Midstream Operations LP 144A
company guaranty sr. unsec. sub.
notes 5.625%, 2/15/26	282,000	274,692

12	Putnam VT Diversified Income Fund

	Principal
CORPORATE BONDS AND NOTES (15.3%)* cont.	amount	Value

Energy cont.
Holly Energy Partners LP/Holly
Energy Finance Corp. 144A
company guaranty sr. unsec. notes
5.00%, 2/1/28	$144,000	$131,113
Nabors Industries, Inc. 144A
company guaranty sr. unsec. notes
9.00%, 2/1/25	56,689	57,397
Occidental Petroleum Corp. sr. unsec.
sub. notes 6.45%, 9/15/36	555,000	566,100
Occidental Petroleum Corp. sr. unsec.
sub. notes 5.875%, 9/1/25	20,000	19,928
Ovintiv, Inc. company guaranty sr.
unsec. unsub. bonds 7.375%, 11/1/31	160,000	170,302
Ovintiv, Inc. company guaranty sr.
unsec. unsub. bonds 6.625%, 8/15/37	60,000	60,345
Patterson-UTI Energy, Inc. sr. unsec.
sub. notes 5.15%, 11/15/29	57,000	51,087
Petrobras Global Finance
BV company guaranty sr. unsec.
unsub. notes 6.25%, 3/17/24 (Brazil)	70,000	70,276
Petrobras Global Finance
BV company guaranty sr. unsec.
unsub. notes 5.60%, 1/3/31 (Brazil)	246,000	233,872
Petrobras Global Finance
BV company guaranty sr. unsec.
unsub. notes 5.299%, 1/27/25 (Brazil)	35,000	34,785
Petroleos Mexicanos company
guaranty sr. unsec. unsub. notes
6.70%, 2/16/32 (Mexico)	1,293,000	1,015,324
Rockcliff Energy II, LLC 144A sr. unsec.
notes 5.50%, 10/15/29	151,000	138,157
SM Energy Co. sr. unsec. unsub. notes
6.75%, 9/15/26	150,000	145,628
SM Energy Co. sr. unsec. unsub. notes
6.50%, 7/15/28	12,000	11,505
SM Energy Co. sr. unsec. unsub. notes
5.625%, 6/1/25	125,000	119,999
Southwestern Energy Co. company
guaranty sr. unsec. bonds
4.75%, 2/1/32	147,000	125,625
Southwestern Energy Co.
company guaranty sr. unsec. notes
5.375%, 3/15/30	278,000	253,541
Southwestern Energy Co.
company guaranty sr. unsec. notes
5.375%, 2/1/29	185,000	171,506
Transocean Pontus, Ltd. 144A
company guaranty sr. notes 6.125%,
8/1/25 (Cayman Islands)	25,760	25,245
		5,689,654
Financials (1.2%)
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer 144A sr.
notes 4.25%, 10/15/27	25,000	22,391
Credit Suisse Group AG 144A jr. unsec.
sub. FRN 7.50%, perpetual maturity
(Switzerland)	200,000	174,000
goeasy, Ltd. 144A company
guaranty sr. unsec. notes 4.375%,
5/1/26 (Canada)	55,000	48,675
iStar, Inc. sr. unsec. notes
4.75%, 10/1/24 R	55,000	54,587

		Principal
CORPORATE BONDS AND NOTES (15.3%)* cont.		amount	Value

Financials cont.
Itau Unibanco Holding SA/Cayman
Islands 144A unsec. sub. FRB 3.875%,
4/15/31 (Brazil)		$980,000	$891,251
Nationstar Mortgage Holdings, Inc.
144A company guaranty sr. unsec.
notes 5.75%, 11/15/31		105,000	81,638
Nationstar Mortgage Holdings, Inc.
144A company guaranty sr. unsec.
notes 5.50%, 8/15/28		77,000	62,787
Stichting AK Rabobank Certificaten
jr. unsec. sub. FRN 6.50%, perpetual
maturity (Netherlands)	EUR	94,525	96,996
			1,432,325
Health care (0.7%)
Bausch Health Cos., Inc. 144A
company guaranty sub. notes
14.00%, 10/15/30		$3,000	1,781
Charles River Laboratories
International, Inc. 144A company
guaranty sr. unsec. notes
4.00%, 3/15/31		45,000	39,038
Charles River Laboratories
International, Inc. 144A company
guaranty sr. unsec. notes
3.75%, 3/15/29		45,000	39,600
Jazz Securities DAC 144A company
guaranty sr. unsub. notes 4.375%,
1/15/29 (Ireland)		200,000	178,230
Owens & Minor, Inc. 144A sr. unsec.
notes 4.50%, 3/31/29		50,000	39,865
Service Corp. International sr. unsec.
bonds 5.125%, 6/1/29		130,000	121,878
Service Corp. International sr. unsec.
sub. notes 4.00%, 5/15/31		35,000	29,478
Tenet Healthcare Corp. company
guaranty sr. notes 4.625%, 7/15/24		23,000	22,431
Tenet Healthcare Corp. 144A
company guaranty sr. notes
5.125%, 11/1/27		110,000	102,326
Tenet Healthcare Corp. 144A
company guaranty sr. notes
4.875%, 1/1/26		102,000	96,456
Tenet Healthcare Corp. 144A
company guaranty sr. notes
4.25%, 6/1/29		45,000	38,984
Tenet Healthcare Corp. 144A
company guaranty sr. unsub. notes
6.125%, 6/15/30		70,000	66,696
			776,763
Technology (0.6%)
Crowdstrike Holdings, Inc.
company guaranty sr. unsec. notes
3.00%, 2/15/29		201,000	169,597
Imola Merger Corp. 144A sr. notes
4.75%, 5/15/29		256,000	222,109
Picard Midco, Inc. 144A sr. notes.
6.50%, 3/31/29		160,000	134,765
ZoomInfo Technologies, LLC/
ZoomInfo Finance Corp. 144A
company guaranty sr. unsec. notes
3.875%, 2/1/29		178,000	149,588
			676,059

Putnam VT Diversified Income Fund	13

		Principal
CORPORATE BONDS AND NOTES (15.3%)* cont.		amount	Value

Utilities and power (0.5%)
Buckeye Partners LP sr. unsec. bonds
5.85%, 11/15/43		$43,000	$32,038
Buckeye Partners LP sr. unsec. notes
3.95%, 12/1/26		24,000	21,473
Buckeye Partners LP 144A sr. unsec.
notes 4.50%, 3/1/28		33,000	29,007
Calpine Corp. 144A company
guaranty sr. notes 5.25%, 6/1/26		22,000	20,956
Calpine Corp. 144A company
guaranty sr. notes 4.50%, 2/15/28		75,000	66,898
Energy Transfer LP jr. unsec. sub. FRN
6.625%, perpetual maturity		13,000	9,653
NRG Energy, Inc. 144A company
guaranty sr. unsec. bonds
3.875%, 2/15/32		175,000	131,434
NRG Energy, Inc. 144A sr. unsec.
bonds 5.25%, 6/15/29		118,000	104,163
ReNew Wind Energy AP2/ReNew
Power Pvt, Ltd. other 9 Subsidiaries
company guaranty sr. notes
Ser. REGS, 4.50%, 7/14/28 (India)		200,000	168,232
Vistra Operations Co., LLC 144A
company guaranty sr. notes
4.30%, 7/15/29		40,000	36,034
			619,888

Total corporate bonds and notes (cost $20,042,431)			$17,942,794

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (8.6%)*		amount	Value

Cote d’lvoire (Republic of) sr. unsec.
notes Ser. REGS, 4.875%, 1/30/32
(Cote d’lvoire)	EUR	830,000	$697,531
Cote d’lvoire (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 6.125%,
6/15/33 (Cote d’lvoire)		$1,180,000	1,047,250
Cote d’lvoire (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.375%,
7/23/24 (Cote d’lvoire)		275,000	265,375
Development Bank of Mongolia,
LLC unsec. notes Ser. REGS, 7.25%,
10/23/23 (Mongolia)		260,000	231,482
Dominican (Republic of) sr. unsec.
bonds Ser. REGS, 4.875%, 9/23/32
(Dominican Republic)		185,000	153,564
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 6.875%,
1/29/26 (Dominican Republic)		365,000	368,314
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 6.00%,
7/19/28 (Dominican Republic)		390,000	375,343
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.95%,
1/25/27 (Dominican Republic)		205,000	200,543
Dominican (Republic of) 144A
sr. unsec. notes 4.50%, 1/30/30
(Dominican Republic)		250,000	212,830
Egypt (Arab Republic of) sr.
unsec. bonds Ser. REGS, 7.30%,
9/30/33 (Egypt)		290,000	205,532
Egypt (Arab Republic of) sr. unsec.
notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		880,000	714,985

FOREIGN GOVERNMENT AND AGENCY	Principal
BONDS AND NOTES (8.6%)* cont.	amount	Value

Ghana (Republic of) sr. unsec. unsub.
notes Ser. REGS, 8.125%, 1/18/26
(Ghana) (In default) †	$1,130,000	$453,413
Ghana (Republic of) sr. unsec. unsub.
notes Ser. REGS, 6.375%, 2/11/27
(Ghana) (In default) †	850,000	318,750
Indonesia (Republic of) sr. unsec.
unsub. bonds 2.85%, 2/14/30
(Indonesia)	1,285,000	1,150,099
Indonesia (Republic of) sr. unsec.
unsub. notes 4.65%, 9/20/32
(Indonesia)	1,045,000	1,024,061
Mongolia (Government of) sr.
unsec. notes Ser. REGS, 5.125%,
4/7/26 (Mongolia)	200,000	172,002
Senegal (Republic of) unsec. bonds
Ser. REGS, 6.25%, 5/23/33 (Senegal)	400,000	330,000
Tunisia (Central Bank of) sr. unsec.
unsub. notes Ser. REGS, 5.75%,
1/30/25 (Tunisia)	1,310,000	899,621
United Mexican States sr. unsec.
unsub. bonds 4.28%, 8/14/41 (Mexico)	790,000	609,108
Vietnam (Socialist Republic of)
sr. unsec. notes Ser. REGS, 4.80%,
11/19/24 (Vietnam)	600,000	590,400
Total foreign government and agency bonds and notes
(cost $11,664,536)		$10,020,203

	Principal
CONVERTIBLE BONDS AND NOTES (3.9%)*	amount	Value

Capital goods (0.1%)
Axon Enterprise, Inc. 144A cv. sr. unsec. notes
0.50%, 12/15/27	$31,000	$30,721
John Bean Technologies Corp. cv. sr. unsec.
notes 0.25%, 5/15/26	31,000	26,614
Middleby Corp. (The) cv. sr. unsec. notes
1.00%, 9/1/25	35,000	41,143
		98,478
Communication services (0.2%)
DISH Network Corp. cv. sr. unsec. notes
3.375%, 8/15/26	83,000	52,000
Liberty Media Corp. cv. sr. unsec. bonds
1.375%, 10/15/23	30,000	36,945
Liberty Media Corp. cv. sr. unsec. unsub. bonds
0.50%, 12/1/50	51,000	50,860
Liberty Media Corp. 144A cv. sr. unsec. unsub.
bonds 2.75%, 12/1/49	112,000	102,088
		241,893
Consumer cyclicals (0.7%)
Alarm.com Holdings, Inc. cv. sr. unsec. notes
zero %, 1/15/26	52,000	42,219
Block, Inc. cv. sr. unsec. sub. notes
0.25%, 11/1/27	80,000	60,300
Block, Inc. cv. sr. unsec. sub. notes zero %, 5/1/26	36,000	29,142
Booking Holdings, Inc. cv. sr. unsec. notes
0.75%, 5/1/25	68,000	90,569
Burlington Stores, Inc. cv. sr. unsec. notes
2.25%, 4/15/25	42,000	48,300
DraftKings, Inc. cv. sr. unsec. unsub. notes
zero %, 3/15/28	43,000	26,596
Expedia Group, Inc. company guaranty cv. sr.
unsec. unsub. notes zero %, 2/15/26	61,000	53,127
Ford Motor Co. cv. sr. unsec. notes
zero %, 3/15/26	78,000	73,593

14	Putnam VT Diversified Income Fund

	Principal
CONVERTIBLE BONDS AND NOTES (3.9%)* cont.	amount	Value

Consumer cyclicals cont.
Liberty TripAdvisor Holdings, Inc. 144A cv. sr.
unsec. bonds 0.50%, 6/30/51	$78,000	$55,926
National Vision Holdings, Inc. cv. sr. unsec. sub.
notes 2.50%, 5/15/25	30,000	41,163
NCL Corp., Ltd. company guaranty cv. sr. unsec.
notes 5.375%, 8/1/25	30,000	30,255
NCL Corp., Ltd. 144A company guaranty cv. sr.
unsec. notes 2.50%, 2/15/27	65,000	46,638
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec.
unsub. notes 6.00%, 8/15/25	64,000	80,384
Shift4 Payments, Inc. cv. sr. unsec. sub. notes
zero %, 12/15/25	60,000	59,438
Vail Resorts, Inc. cv. sr. unsec. sub. notes
zero %, 1/1/26	101,000	93,678
Winnebago Industries, Inc. cv. sr. unsec. notes
1.50%, 4/1/25	30,000	31,463
		862,791
Consumer staples (0.4%)
Airbnb, Inc. cv. sr. unsec. sub. notes
zero %, 3/15/26	115,000	94,645
Beauty Health Co. (The) 144A cv. sr. unsec. sub.
notes 1.25%, 10/1/26	36,000	27,216
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub.
notes 0.375%, 6/15/26	55,000	45,066
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	33,000	25,885
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	68,000	58,058
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	40,000	35,218
Shake Shack, Inc. cv. sr. unsec. notes
zero %, 3/1/28	60,000	39,488
Uber Technologies, Inc. cv. sr. unsec. notes
zero %, 12/15/25	63,000	53,062
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26	60,000	44,992
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25	61,000	39,437
Zillow Group, Inc. cv. sr. unsec. notes
2.75%, 5/15/25	36,000	34,236
		497,303
Energy (0.2%)
Enphase Energy, Inc. cv. sr. unsec. sub. notes
zero %, 3/1/28	76,000	88,874
Pioneer Natural Resources Co. cv. sr. unsec.
notes 0.25%, 5/15/25	11,000	25,652
SolarEdge Technologies, Inc. cv. sr. unsec. notes
zero %, 9/15/25 (Israel)	42,000	52,143
Transocean, Inc. company guaranty cv. sr. unsec.
sub. notes 0.50%, 1/30/23	83,000	79,784
		246,453
Financials (0.1%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec.
notes 4.75%, 3/15/23 R	48,000	47,070
SoFi Technologies, Inc. 144A cv. sr. unsec. notes
zero %, 10/15/26	55,000	37,648
		84,718
Health care (0.6%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub.
notes 1.25%, 5/15/27	27,000	29,013
Dexcom, Inc. cv. sr. unsec. unsub. notes
0.25%, 11/15/25	71,000	77,213
Exact Sciences Corp. cv. sr. unsec. sub. notes
0.375%, 3/1/28	92,000	72,110
Guardant Health, Inc. cv. sr. unsec. sub. notes
zero %, 11/15/27	37,000	23,010
Halozyme Therapeutics, Inc. cv. sr. unsec. notes
0.25%, 3/1/27	87,000	84,227

	Principal
CONVERTIBLE BONDS AND NOTES (3.9%)* cont.	amount	Value

Health care cont.
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	$47,000	$66,364
Ironwood Pharmaceuticals, Inc. cv. sr. unsec.
notes 1.50%, 6/15/26	42,000	45,806
Jazz Investments I, Ltd. company guaranty cv. sr.
unsec. sub. notes 1.50%, 8/15/24 (Ireland)	94,000	92,531
Lantheus Holdings, Inc. 144A cv. company
guaranty sr. unsec. unsub. notes
2.625%, 12/15/27	35,000	35,242
Neurocrine Biosciences, Inc. cv. sr. unsec. notes
2.25%, 5/15/24	17,000	26,801
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub.
notes 0.75%, 8/1/25	28,000	25,218
Teladoc Health, Inc. cv. sr. unsec. sub. notes
1.25%, 6/1/27	58,000	44,555
		622,090
Technology (1.3%)
3D Systems Corp. cv. sr. unsec. notes
zero %, 11/15/26	47,000	32,054
Akamai Technologies, Inc. cv. sr. unsec. notes
0.375%, 9/1/27	119,000	114,597
Akamai Technologies, Inc. cv. sr. unsec. notes
0.125%, 5/1/25	48,000	50,400
Bentley Systems, Inc. cv. sr. unsec. sub. notes
0.375%, 7/1/27	34,000	27,676
Bill.com Holdings, Inc. cv. sr. unsec. unsub. notes
zero %, 4/1/27	73,000	57,707
Blackline, Inc. cv. sr. unsec. notes zero %, 3/15/26	38,000	32,371
Box, Inc. cv. sr. unsec. notes zero %, 1/15/26	52,000	68,198
Ceridian HCM Holding, Inc. cv. sr. unsec. notes
0.25%, 3/15/26	57,000	49,961
CyberArk Software, Ltd. cv. sr. unsec. notes
zero %, 11/15/24 (Israel)	42,000	44,443
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	40,000	43,650
DigitalOcean Holdings, Inc. cv. sr. unsec. notes
zero %, 12/1/26	47,000	35,133
Everbridge, Inc. cv. sr. unsec. notes
zero %, 3/15/26	31,000	26,313
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25	39,000	35,724
Guidewire Software, Inc. cv. sr. unsec. sub. notes
1.25%, 3/15/25	30,000	27,765
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	47,000	56,400
Lumentum Holdings, Inc. cv. sr. unsec. notes
0.50%, 12/15/26	75,000	64,313
MongoDB, Inc. cv. sr. unsec. notes
0.25%, 1/15/26	30,000	35,175
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	79,000	66,360
ON Semiconductor Corp. cv. sr. unsec. notes
zero %, 5/1/27	29,000	38,425
Palo Alto Networks, Inc. cv. sr. unsec. notes
0.375%, 6/1/25	27,000	39,866
Perficient, Inc. cv. sr. unsec. notes
0.125%, 11/15/26	28,000	21,630
Rapid7, Inc. cv. sr. unsec. notes 0.25%, 3/15/27	52,000	40,612
RingCentral, Inc. cv. sr. unsec. notes
zero %, 3/1/25	74,000	63,548
Silicon Laboratories, Inc. cv. sr. unsec. notes
0.625%, 6/15/25	22,000	27,487
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	78,000	54,483
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	121,000	102,100
Spotify USA, Inc. company guaranty cv. sr.
unsec. notes zero %, 3/15/26	56,000	45,080
Tyler Technologies, Inc. cv. sr. unsec. sub. notes
0.25%, 3/15/26	34,000	31,586

Putnam VT Diversified Income Fund	15

	Principal
CONVERTIBLE BONDS AND NOTES (3.9%)* cont.	amount	Value

Technology cont.
Unity Software, Inc. cv. sr. unsec. notes
zero %, 11/15/26	$64,000	$47,904
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes
1.00%, 3/1/24	27,000	27,108
Wolfspeed, Inc. 144A cv. sr. unsec. notes
1.875%, 12/1/29	42,000	37,821
Ziff Davis, Inc. 144A cv. sr. unsec. notes
1.75%, 11/1/26	53,000	52,841
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	36,000	37,800
		1,536,531
Transportation (0.2%)
American Airlines Group, Inc. company guaranty
cv. notes 6.50%, 7/1/25	24,000	25,296
JetBlue Airways Corp. cv. sr. unsec. notes
0.50%, 4/1/26	61,000	44,474
Southwest Airlines Co. cv. sr. unsec. notes
1.25%, 5/1/25	75,000	90,075
		159,845
Utilities and power (0.1%)
NextEra Energy Partners LP 144A company
guaranty cv. sr. unsec. notes zero %, 11/15/25	87,000	86,478
NRG Energy, Inc. company guaranty cv. sr. unsec.
bonds 2.75%, 6/1/48	75,000	74,138
		160,616

Total convertible bonds and notes (cost $5,251,504)		$4,510,718

	Principal
SENIOR LOANS (1.5%)*c	amount	Value

AppleCaramel Buyer, LLC bank term loan FRN
(CME Term SOFR 3 Month Plus CSA + 0.00%),
8.073%, 10/19/27	$73,507	$70,961
Asurion, LLC bank term loan FRN Ser. B9, (ICE
LIBOR USD 1 Month + 3.25%), 7.634%, 7/31/27	24,624	21,500
Axalta Coating Systems US Holdings, Inc. bank
term loan FRN Ser. B, (CME Term SOFR 1 Month
+ 3.00%), 7.506%, 12/7/29	120,000	120,000
Brand Industrial Services, Inc. bank term
loan FRN (ICE LIBOR USD 3 Month + 4.25%),
8.496%, 6/21/24	156,959	140,086
BWAY Corp. bank term loan FRN Ser. B, (ICE
LIBOR USD 3 Month + 3.25%), 7.37%, 4/3/24	124,670	121,571
Cengage Learning, Inc. bank term loan FRN
Ser. B, (ICE LIBOR USD 3 Month + 4.75%),
7.814%, 6/29/26	143,188	128,466
Chart Industries, Inc. bank term loan FRN
Ser. B, (CME Term SOFR 1 Month + 3.75%),
8.033%, 12/8/29	269,000	265,807
Clear Channel Outdoor Holdings, Inc. bank
term loan FRN Ser. B, (ICE LIBOR USD 3 Month
+ 3.50%), 7.915%, 8/21/26	167,211	151,983
CQP Holdco LP bank term loan FRN (ICE LIBOR
USD 3 Month + 3.75%), 8.48%, 5/27/28	78,800	78,330
Diamond Sports Group, LLC bank term
loan FRN (ICE LIBOR USD 3 Month + 3.25%),
7.567%, 8/24/26	77,418	9,290
DIRECTV Financing, LLC bank term loan FRN (ICE
LIBOR USD 3 Month + 5.00%), 9.384%, 7/22/27	179,597	174,471
Envision Healthcare Corp. bank term loan FRN
(US SOFR + 4.25%), 8.83%, 3/31/27	22,629	7,694
Envision Healthcare Corp. bank term loan
FRN (CME Term SOFR 1 Month + 3.75%),
8.33%, 3/31/27	55,406	13,852

		Principal
SENIOR LOANS (1.5%)*c cont.		amount	Value

Global Medical Response, Inc. bank term
loan FRN (ICE LIBOR USD 1 Month + 4.25%),
8.422%, 10/2/25		$60,433	$42,115
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE
LIBOR USD 3 Month + 6.25%), 10.985%, 8/31/29		45,000	43,050
Robertshaw Holdings Corp. bank term
loan FRN (ICE LIBOR USD 3 Month + 8.00%),
12.75%, 2/28/26		55,000	28,325
TAMKO Building Products, Inc. bank term loan
FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%),
7.57%, 5/3/26		93,788	90,388
TIBCO Software, Inc. bank term loan FRN
Ser. B, (CME Term SOFR 1 Month + 4.50%),
9.18%, 3/30/29		105,000	93,581
Vision Solutions, Inc. bank term loan FRN
(US SOFR + 4.00%), 8.358%, 4/24/28		164,583	135,946
Werner Finco LP bank term loan FRN Ser. B, (ICE
LIBOR USD 3 Month + 4.00%), 8.73%, 7/24/24		30,138	27,024
Total senior loans (cost $1,931,525)			$1,764,440

		Principal
ASSET-BACKED SECURITIES (0.8%)*		amount	Value

1Sharpe Mortgage Trust 144A FRB Ser. 20-1,
Class NOTE, (ICE LIBOR USD 3 Month + 2.90%),
3.025%, 7/25/24		$179,996	$177,746
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (ICE LIBOR USD 1 Month
+ 3.25%), 7.639%, 11/25/55		469,000	425,046
FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month
+ 2.00%), 6.389%, 11/25/55		350,000	317,380
Total asset-backed securities (cost $950,570)			$920,172

COMMON STOCKS (—%)*		Shares	Value

Texas Competitive Electric Holdings Co., LLC/
TCEH Finance, Inc. (Rights)		10,369	$11,924
Total common stocks (cost $10,414)			$11,924

		Principal
		amount/
SHORT-TERM INVESTMENTS (32.9%)*		shares	Value

Mizuho Bank, Ltd./New York, NY commercial
paper 4.374%, 2/6/23		$500,000	$497,717
NRW.Bank commercial paper 4.444%,
2/21/23 (Germany)		500,000	496,768
Putnam Short Term Investment Fund
Class P 4.53% L	Shares	28,953,866	28,953,866
Societe Generale SA commercial paper
4.246%, 1/31/23 (France)		$500,000	498,085
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.12% P
	Shares	2,777,000	2,777,000
Sumitomo Mitsui Trust Bank, Ltd./Singapore
commercial paper 4.377%, 1/17/23 (Singapore)		$1,000,000	997,861
Toronto-Dominion Bank (The) commercial
paper 4.334%, 1/27/23 (Canada)		500,000	498,326
U.S. Treasury Bills 4.002%, 1/10/23 # ∆ § Φ		3,100,000	3,097,819
U.S. Treasury Bills 3.961%, 1/17/23 ∆ §		500,000	499,285
U.S. Treasury Bills 3.768%, 1/24/23 ∆		100,000	99,776
U.S. Treasury Bills zero%, 2/23/23 [i]		131,000	130,227
Total short-term investments (cost $38,546,392)			$38,546,730

Total investments (cost $234,779,121)			$223,235,787

16	Putnam VT Diversified Income Fund

Key to holding’s currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD/$	United States Dollar

Key to holding’s abbreviations

bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold
or delivered within the United States except pursuant to an
exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2022 through December 31, 2022 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $117,117,759.

† This security is non-income-producing.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $320,647 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆   This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,101,656 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

Φ  This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $215,762 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,469,032 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 12/31/22 (aggregate face value $12,769,035)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	1/18/23	$6,335	$5,819	$516
	Canadian Dollar	Sell	1/18/23	3,545	3,609	64
	New Zealand Dollar	Sell	1/18/23	4,255	3,802	(453)
	Swedish Krona	Sell	3/15/23	85,226	85,303	77
Barclays Bank PLC
	Canadian Dollar	Sell	1/18/23	50,004	49,583	(421)
	Swiss Franc	Buy	3/15/23	45,771	44,854	917

Putnam VT Diversified Income Fund	17

FORWARD CURRENCY CONTRACTS at 12/31/22 (aggregate face value $12,769,035) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Citibank, N.A.
	Australian Dollar	Sell	1/18/23	$7,630	$7,258	$(372)
	Norwegian Krone	Sell	3/15/23	1,689	1,663	(26)
	Swedish Krona	Sell	3/15/23	3,175	3,177	2
Goldman Sachs International
	Swiss Franc	Buy	3/15/23	907,438	889,276	18,162
HSBC Bank USA, National Association
	Australian Dollar	Sell	1/18/23	57,224	54,700	(2,524)
	Canadian Dollar	Sell	1/18/23	26,221	26,139	(82)
	New Zealand Dollar	Sell	1/18/23	9,081	8,115	(966)
	Norwegian Krone	Buy	3/15/23	15,572	15,887	(315)
	Swedish Krona	Sell	3/15/23	60,067	61,556	1,489
	Swiss Franc	Sell	3/15/23	19,942	19,763	(179)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	1/18/23	115,961	115,194	(767)
	Norwegian Krone	Sell	3/15/23	7,689	7,515	(174)
	Swiss Franc	Buy	3/15/23	10,353	10,148	205
Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	1/18/23	103,480	96,439	7,041
	Canadian Dollar	Buy	1/18/23	72,236	69,921	2,315
	Euro	Sell	3/15/23	3,177,920	3,122,554	(55,366)
	Japanese Yen	Sell	2/15/23	64,439	57,192	(7,247)
	New Zealand Dollar	Sell	1/18/23	1,233,327	1,102,937	(130,390)
NatWest Markets PLC
	British Pound	Buy	3/15/23	456,567	458,857	(2,290)
State Street Bank and Trust Co.
	Australian Dollar	Sell	1/18/23	960,882	916,662	(44,220)
	British Pound	Sell	3/15/23	548,123	554,266	6,143
	Canadian Dollar	Sell	1/18/23	143,363	142,214	(1,149)
	Euro	Sell	3/15/23	627,065	615,755	(11,310)
	New Zealand Dollar	Buy	1/18/23	35,752	33,224	2,528
	Norwegian Krone	Sell	3/15/23	159,910	157,408	(2,502)
	Swedish Krona	Sell	3/15/23	800,569	800,624	55
	Swiss Franc	Buy	3/15/23	58,953	59,213	(260)
Toronto-Dominion Bank
	British Pound	Sell	3/15/23	25,553	25,793	240
	Canadian Dollar	Sell	1/18/23	1,707,583	1,693,729	(13,854)
	Japanese Yen	Buy	2/15/23	3,182	2,861	321
	Norwegian Krone	Sell	3/15/23	179,803	177,034	(2,769)
UBS AG
	British Pound	Buy	3/15/23	242	244	(2)
	Canadian Dollar	Sell	1/18/23	21,641	21,462	(179)
	Euro	Buy	3/15/23	323	321	2
	Japanese Yen	Buy	2/15/23	720,914	648,416	72,498
	New Zealand Dollar	Sell	1/18/23	20,320	19,510	(810)
	Swedish Krona	Sell	3/15/23	4,754	4,757	3
WestPac Banking Corp.
	Australian Dollar	Sell	1/18/23	132,228	125,795	(6,433)
	Euro	Sell	3/15/23	6,561	6,545	(16)
	Japanese Yen	Sell	2/15/23	22,361	20,326	(2,035)

18	Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 12/31/22 (aggregate face value $12,769,035) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
WestPac Banking Corp. cont.
	New Zealand Dollar	Buy	1/18/23	$411,554	$418,963	$(7,409)
	Swiss Franc	Sell	3/15/23	2,614	2,652	38
Unrealized appreciation						112,616
Unrealized (depreciation)						(294,520)
Total						$(181,904)

* The exchange currency for all contracts listed is the United States Dollar.

					Unrealized
	Number of	Notional		Expiration	appreciation/
FUTURES CONTRACTS OUTSTANDING at 12/31/22	contracts	amount	Value	date	(depreciation)
U.S. Treasury Note 2 yr (Short)	214	$43,886,719	$43,886,719	Mar-23	$(47,560)
U.S. Treasury Note Ultra 10 yr (Short)	11	1,301,094	1,301,094	Mar-23	8,374
Unrealized appreciation					8,374
Unrealized (depreciation)					(47,560)
Total					$(39,186)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/22

Counterparty		Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	$34,881,900	$(401,142)	$893,674
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	34,881,900	(401,142)	(246,266)
(1.085)/3 month USD-LIBOR-ICE/Apr-34 (Written)	Apr-24/1.085	20,001,300	274,518	219,614
2.17/3 month USD-LIBOR-ICE/Apr-34 (Purchased)	Apr-24/2.17	10,000,600	(483,029)	(369,322)
(2.35)/3 month USD-LIBOR-ICE/Apr-56 (Purchased)	Apr-26/2.35	5,511,400	(716,482)	479,657
2.35/3 month USD-LIBOR-ICE/Apr-56 (Purchased)	Apr-26/2.35	5,511,400	(716,482)	(367,225)
(1.29)/3 month USD-LIBOR-ICE/Mar-34 (Written)	Mar-24/1.29	5,000,300	78,005	62,854
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073	4,211,100	306,358	48,259
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073	4,211,100	306,358	(46,575)
2.29/3 month USD-LIBOR-ICE/Mar-34 (Purchased)	Mar-24/2.29	3,500,200	(172,160)	(131,748)
(3.343)/US SOFR/Dec-35 (Purchased)	Dec-25/3.343	2,847,800	(184,680)	256
3.343/US SOFR/Dec-35 (Purchased)	Dec-25/3.343	2,847,800	(184,680)	(114)
(0.925)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925	2,832,600	(202,814)	378,407
0.925/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925	2,832,600	(202,814)	(129,563)
(3.17)/US SOFR/Dec-35 (Purchased)	Dec-25/3.17	2,770,500	(144,066)	48,428
2.67/US SOFR/Dec-35 (Purchased)	Dec-25/2.67	2,770,500	(141,296)	(31,085)
(2.558)/US SOFR/Dec-57 (Purchased)	Dec-27/2.558	2,723,200	(402,489)	62,007
2.558/US SOFR/Dec-57 (Purchased)	Dec-27/2.558	2,723,200	(402,489)	(91,962)
(3.18)/US SOFR/Dec-35 (Purchased)	Dec-25/3.18	2,687,400	(135,714)	49,529
2.68/US SOFR/Dec-35 (Purchased)	Dec-25/2.68	2,687,400	(135,714)	(28,191)
(1.275)/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275	1,717,500	(223,704)	268,291
1.275/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275	1,717,500	(223,704)	(139,495)
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101	1,667,600	130,240	15,692
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101	1,667,600	130,240	(18,244)
(0.85)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85	1,442,500	(105,303)	197,377
0.85/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85	1,442,500	(105,303)	(68,288)
(2.47)/US SOFR/Dec-57 (Purchased)	Dec-27/2.47	1,021,200	(151,648)	31,034
2.47/US SOFR/Dec-57 (Purchased)	Dec-27/2.47	1,021,200	(151,648)	(41,318)
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405	799,300	(122,593)	113,812
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405	799,300	(122,593)	(68,820)
Barclays Bank PLC
(2.232)/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232	1,909,000	(231,275)	138,116
2.232/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232	1,909,000	(231,275)	(87,222)

Putnam VT Diversified Income Fund	19

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/22 cont.

Counterparty			Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike		amount	(payable)	(depreciation)
Citibank, N.A.
4.108/US SOFR/Jan-28 (Purchased)	Jan-23/4.108		$13,318,200	$(191,116)	$49,144
(4.108)/US SOFR/Jan-28 (Purchased)	Jan-23/4.108		13,318,200	(191,116)	(176,067)
(1.752)/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752		12,778,300	(416,573)	687,728
1.752/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752		12,778,300	(416,573)	(228,604)
2.394/US SOFR/Sep-33 (Purchased)	Sep-23/2.394		8,029,300	(97,155)	(27,059)
(1.90)/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90		7,582,000	(101,068)	161,497
1.90/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90		7,582,000	(101,068)	(44,810)
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		5,420,500	(400,304)	351,357
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		5,420,500	(400,304)	(161,965)
(1.75)/US SOFR/Mar-53 (Purchased)	Mar-23/1.75		3,368,400	(252,125)	658,253
1.75/US SOFR/Mar-53 (Purchased)	Mar-23/1.75		3,368,400	(252,125)	(249,834)
(1.724)/US SOFR/Mar-53 (Purchased)	Mar-23/1.724		2,907,200	(219,348)	580,481
1.724/US SOFR/Mar-53 (Purchased)	Mar-23/1.724		2,907,200	(219,348)	(217,400)
(1.735)/US SOFR/Mar-53 (Purchased)	Mar-23/1.735		2,850,600	(210,731)	567,469
1.735/US SOFR/Mar-53 (Purchased)	Mar-23/1.735		2,850,600	(210,731)	(208,778)
(1.625)/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		1,533,900	(226,250)	70,038
1.625/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		1,533,900	(226,250)	(49,069)
(2.427)/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		1,498,600	(109,173)	78,047
2.427/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		1,498,600	(109,173)	(38,334)
(2.689)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	27,449
2.689/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	(56,818)
(0.055)/3 month EUR-EURIBOR/Mar-25 (Written)	Mar-24/0.055	EUR	81,528,100	261,576	244,361
0.555/3 month EUR-EURIBOR/Mar-25 (Purchased)	Mar-24/0.555	EUR	40,764,100	(257,143)	(239,561)
Goldman Sachs International
(2.40)/US SOFR/May-57 (Purchased)	May-27/2.40		$5,162,000	(665,898)	273,792
2.40/US SOFR/May-57 (Purchased)	May-27/2.40		5,162,000	(665,898)	(176,747)
3.92/US SOFR/Feb-33 (Purchased)	Feb-23/3.92		4,002,000	(87,444)	54,707
(3.92)/US SOFR/Feb-33 (Purchased)	Feb-23/3.92		4,002,000	(87,444)	(70,115)
(2.8175)/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	17,650
2.8175/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	(32,149)
JPMorgan Chase Bank N.A.
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70		8,128,800	173,448	135,263
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70		8,128,800	173,448	(463,260)
(3.0175)/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		5,446,300	(458,851)	52,176
3.0175/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		5,446,300	(458,851)	(47,383)
(2.317)/US SOFR/Apr-42 (Written)	Apr-32/2.317		1,715,600	145,311	48,500
2.317/US SOFR/Apr-42 (Written)	Apr-32/2.317		1,715,600	145,311	(60,355)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81		1,334,500	78,869	42,931
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81		1,334,500	78,869	(109,229)
(3.315)/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	3,645,300	(306,536)	61,452
3.315/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	3,645,300	(306,536)	(58,771)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,121,400	(131,925)	235,777
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,121,400	(131,925)	(83,339)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	134,100
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	(35,777)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	118,685
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	(25,978)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	121,410
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	(32,065)

20	Putnam VT Diversified Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/22 cont.

Counterparty			Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike		amount	(payable)	(depreciation)
Morgan Stanley & Co. International PLC
(3.27)/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		$948,300	$(108,201)	$(25,177)
3.27/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	(48,923)
(2.505)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		725,000	(111,070)	26,463
2.505/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		725,000	(78,010)	(48,234)
(2.3825)/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		339,500	(43,032)	18,757
2.3825/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		339,500	(43,032)	(14,599)
Toronto-Dominion Bank
(1.937)/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937		1,406,300	(73,549)	132,375
1.937/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937		1,406,300	(73,549)	(45,705)
(2.405)/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		487,500	(34,003)	27,203
2.405/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		487,500	(34,003)	(11,827)
UBS AG
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	1,703,900	(90,690)	67,228
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	1,703,900	(90,690)	(28,515)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	800,600	(48,611)	14,358
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	800,600	(48,611)	(10,368)
(3.292)/6 month EUR-EURIBOR/Oct-24 (Purchased)	Oct-23/3.292	EUR	20,831,200	(120,144)	(12,933)
3.292/6 month EUR-EURIBOR/Oct-24 (Purchased)	Oct-23/3.292	EUR	20,831,200	(120,144)	(70,241)
(0.44)/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	1,688,700	(132,482)	224,693
0.44/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	1,688,700	(132,482)	(64,226)
(1.325)/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,143,800	(158,580)	102,775
1.325/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,143,800	(158,580)	(65,994)
(0.296)/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	562,900	(85,176)	101,320
0.296/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	562,900	(85,176)	(40,781)
Wells Fargo Bank, N.A.
3.0575/US SOFR/Jan-33 (Purchased)	Jan-23/3.0575		$9,113,300	(68,805)	(66,620)
Unrealized appreciation					8,494,446
Unrealized (depreciation)					(5,313,048)
Total					$3,181,398

TBA SALE COMMITMENTS OUTSTANDING at 12/31/22
(proceeds receivable $27,636,718)	Principal	Settlement
Agency	amount	date	Value
Uniform Mortgage-Backed Securities, 5.00%, 1/1/53	$7,000,000	1/12/23	$6,902,659
Uniform Mortgage-Backed Securities, 4.50%, 1/1/53	5,000,000	1/12/23	4,819,531
Uniform Mortgage-Backed Securities, 4.00%, 1/1/53	2,000,000	1/12/23	1,877,499
Uniform Mortgage-Backed Securities, 3.00%, 1/1/53	5,000,000	1/12/23	4,392,578
Uniform Mortgage-Backed Securities, 2.50%, 1/1/53	6,000,000	1/12/23	5,086,875
Uniform Mortgage-Backed Securities, 2.00%, 1/1/53	5,000,000	1/12/23	4,081,094
Total			$27,160,236

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/22

		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$2,817,200	$529,211	$118,004	9/1/32	3 month USD-LIBOR-ICE —	1.512% — Semiannually	$(408,558)
				Quarterly
8,610,000	346,208	416	12/23/23	0.695% — Annually	US SOFR — Annually	354,387
6,867,000	697,619	590	12/23/26	1.085% — Annually	US SOFR — Annually	703,731
3,221,000	559,101	389	12/23/31	1.285% — Annually	US SOFR — Annually	561,919
1,426,000	470,851	(2,539)	12/23/51	US SOFR — Annually	1.437% — Annually	(474,411)
11,649,000	468,173	(1,185)	12/24/23	0.697% — Annually	US SOFR — Annually	471,652
2,714,000	274,738	(363)	12/24/26	1.096% — Annually	US SOFR — Annually	275,341
5,265,000	914,057	(2,350)	12/24/31	1.285% — Annually	US SOFR — Annually	913,470
6,694,000	2,212,702	(3,618)	12/24/51	1.435% — Annually	US SOFR — Annually	2,211,215

Putnam VT Diversified Income Fund	21

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/22 cont.

		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$3,035,000	$953,051	$(495)	12/31/51	1.525% — Annually	US SOFR — Annually	$953,024
1,201,000	120,256	(159)	12/31/26	US SOFR — Annually	1.135% — Annually	(120,627)
315,000	53,093	5,672	12/31/31	US SOFR — Annually	1.355% — Annually	(47,473)
813,100	53,632 E	(18)	1/15/47	1.724% — Annually	US SOFR — Annually	53,614
1,953,000	558,480	(67)	1/21/52	1.679% — Annually	US SOFR — Annually	555,393
1,337,000	395,324	(46)	1/19/52	US SOFR — Annually	1.626% — Annually	(396,384)
967,000	280,933	(33)	2/1/52	1.6545% — Annually	US SOFR — Annually	279,819
3,248,100	821,282	(111)	2/24/52	US SOFR — Annually	1.86% — Annually	(815,379)
2,170,000	585,661	(74)	2/29/52	1.7674% — Annually	US SOFR — Annually	585,056
2,392,000	335,956	(32)	2/29/32	US SOFR — Annually	1.75% — Annually	(334,204)
8,640,000	712,541	(70)	2/28/27	1.675% — Annually	US SOFR — Annually	730,675
16,660,000	633,913	(63)	2/29/24	US SOFR — Annually	1.47709% — Annually	(696,796)
1,267,400	184,736	(17)	3/7/32	3 month USD-LIBOR-ICE —	1.9575% — Semiannually	(181,054)
				Quarterly
6,645,800	1,040,267	(88)	3/9/32	1.5475% — Annually	US SOFR — Annually	1,053,521
6,890,200	1,081,761	(91)	3/9/32	1.5415% — Annually	US SOFR — Annually	1,096,697
3,632,000	515,453	(48)	3/11/32	1.737% — Annually	US SOFR — Annually	516,690
471,000	13,758	(2)	4/7/24	US SOFR — Annually	2.4485% — Annually	(11,898)
98,000	5,201	(1)	4/7/27	2.469% — Annually	US SOFR — Annually	4,828
103,000	9,941	(1)	4/7/23	2.3305% — Annually	US SOFR — Annually	9,661
41,000	8,553	(1)	4/7/52	US SOFR — Annually	2.1005% — Annually	(8,509)
4,954,000	414,204	(66)	4/14/32	2.4975% — Annually	US SOFR — Annually	387,763
4,078,000	670,790	(139)	4/14/52	US SOFR — Annually	2.3395% — Annually	(654,637)
1,064,000	56,020	(9)	4/14/27	2.483% — Annually	US SOFR — Annually	51,823
2,385,000	71,812	(9)	4/14/24	US SOFR — Annually	2.403% — Annually	(63,639)
10,918,500	491,442	(103)	5/2/27	US SOFR — Annually	2.685% — Annually	(468,258)
17,016,700	502,333	(64)	5/25/24	2.5945% — Annually	US SOFR — Annually	496,866
867,000	116,629	(30)	5/25/52	US SOFR — Annually	2.501% — Annually	(115,419)
688,300	61,858 E	(23)	5/28/57	2.40% — Annually	US SOFR — Annually	61,834
899,000	57,635	(12)	6/7/32	US SOFR — Annually	2.7565% — Annually	(55,141)
1,407,000	157,682	(48)	6/7/52	US SOFR — Annually	2.622% — Annually	(156,043)
26,491,500	1,555,051	(351)	6/8/32	US SOFR — Annually	2.825% — Annually	(1,514,108)
1,288,200	285,504	(161,687)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE —	124,764
					Quarterly
20,580,500	409,758	(78)	6/15/24	US SOFR — Annually	3.3385% — Annually	(339,956)
14,265,000	361,475	(115)	6/15/27	3.185% — Annually	US SOFR — Annually	325,089
1,947,800	77,815	(28)	9/8/32	US SOFR — Annually	3.07% — Annually	(79,272)
2,988,500	172,138 E	(42)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE —	172,095
					Quarterly
6,692,200	557,460 E	(95)	1/31/33	2.545% — Annually	US SOFR — Annually	557,366
6,692,200	554,716 E	(95)	1/31/33	2.55% — Annually	US SOFR — Annually	554,622
6,303,100	551,017 E	(89)	2/1/33	2.495% — Annually	US SOFR — Annually	550,928
6,769,000	618,010	(90)	8/2/32	US SOFR — Annually	2.4275% — Annually	(633,923)
6,163,000	583,574 E	(87)	2/1/33	2.4075% — Annually	US SOFR — Annually	583,487
620,700	27,938 E	(12)	4/1/42	US SOFR — Annually	2.63% — Annually	(27,950)
887,900	64,098 E	(13)	3/24/35	US SOFR — Annually	2.39% — Annually	(64,111)
1,827,800	213,012	(54)	8/10/42	2.645% — Annually	US SOFR — Annually	216,591
3,098,000	378,483	(6,907)	8/10/42	US SOFR — Annually	2.605% — Annually	(391,441)
1,270,300	157,606	(37)	8/10/42	2.5915% — Annually	US SOFR — Annually	160,111
5,122,000	216,507 E	(48)	2/6/29	2.40% — Annually	US SOFR — Annually	216,459
10,439,000	799,836	(138)	8/16/32	US SOFR — Annually	2.613% — Annually	(820,557)
1,205,300	31,097 E	(27)	1/15/47	2.49% — Annually	US SOFR — Annually	31,070
176,000	10,263	(2)	8/25/32	US SOFR — Annually	2.8415% — Annually	(10,481)
752,000	31,328 E	(11)	2/21/35	2.785% — Annually	US SOFR — Annually	31,317
10,126,400	199,794	(38)	9/6/24	US SOFR — Annually	3.413% — Annually	(195,848)

22	Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/22 cont.

		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$5,999,300	$52,014 E	$(33)	1/15/27	US SOFR — Annually	2.73% — Annually	$(52,047)
5,101,400	215,126	(67)	9/13/32	3.043% — Annually	US SOFR — Annually	219,330
1,042,200	23,241 E	(20)	1/15/41	3.0500% — Annually	US SOFR — Annually	23,221
613,600	14,837 E	(12)	1/15/42	2.9825% — Annually	US SOFR — Annually	14,825
2,091,000	122,700	(71)	9/26/52	2.905% — Annually	US SOFR — Annually	125,575
10,872,000	145,685	(102)	9/26/27	US SOFR — Annually	3.465% — Annually	(144,699)
659,000	17,272	(9)	9/19/32	3.24% — Annually	US SOFR — Annually	17,560
2,740,000	25,235	(36)	9/26/32	US SOFR — Annually	3.449% — Annually	(25,115)
1,605,900	4,513 E	(23)	10/3/33	3.394% — Annually	US SOFR — Annually	4,490
3,781,000	4,121	(30)	10/4/27	3.75% — Annually	US SOFR — Annually	1,435
11,579,000	90,432	(153)	10/5/32	US SOFR — Annually	3.466% — Annually	(91,696)
1,103,000	20,560 E	(17)	10/21/36	US SOFR — Annually	3.116% — Annually	(20,576)
539,000	9,605 E	(8)	1/11/33	US SOFR — Annually	3.34% — Annually	(9,613)
1,868,000	32,765 E	(26)	1/31/33	US SOFR — Annually	3.337% — Annually	(32,791)
1,868,000	33,381 E	(26)	1/31/33	US SOFR — Annually	3.333% — Annually	(33,408)
4,396,000	76,007 E	(62)	8/23/33	US SOFR — Annually	3.237% — Annually	(76,069)
1,743,000	32,176 E	(25)	2/1/33	US SOFR — Annually	3.3255% — Annually	(32,200)
4,227,000	75,579 E	(60)	9/1/33	US SOFR — Annually	3.225% — Annually	(75,638)
184,000	3,231	(3)	11/14/32	3.347% — Annually	US SOFR — Annually	3,312
547,000	28,335 E	(19)	2/3/53	2.9275% — Annually	US SOFR — Annually	28,316
1,463,000	29,143 E	(21)	2/1/33	US SOFR — Annually	3.308% — Annually	(29,164)
32,880,000	227,858	(123)	10/7/24	US SOFR — Annually	4.1845% — Annually	(181,041)
6,487,000	32,435	(86)	10/7/32	3.5005% — Annually	US SOFR — Annually	30,373
65,760,000	449,798	15,056	10/7/24	4.19% — Annually	US SOFR — Annually	370,091
29,244,000	56,148	(6,914)	10/7/27	US SOFR — Annually	3.73% — Annually	(53,056)
53,861,000	271,459	(21,174)	10/7/32	3.50% — Annually	US SOFR — Annually	261,448
12,974,000	54,880	(12,424)	10/7/32	US SOFR — Annually	3.51% — Annually	(69,684)
15,987,000	503,910	10,707	10/7/52	US SOFR — Annually	3.05% — Annually	(513,704)
5,321,000	8,992 E	(37)	4/8/28	3.44% — Annually	US SOFR — Annually	(9,029)
14,062,000	17,578 E	(53)	1/31/25	US SOFR — Annually	4.035% — Annually	17,525
1,822,700	15,930 E	(26)	1/17/33	3.6575% — Annually	US SOFR — Annually	(15,956)
465,000	4,748 E	(16)	1/16/55	2.97% — Annually	US SOFR — Annually	4,732
10,609,000	34,373 E	(59)	1/16/26	US SOFR — Annually	3.605% — Annually	34,314
2,104,000	15,380	(72)	10/20/52	US SOFR — Annually	3.2571% — Annually	14,403
4,361,600	58,009 E	(148)	10/9/54	3.115% — Annually	US SOFR — Annually	(58,158)
17,737,100	242,821 E	(250)	10/10/33	US SOFR — Annually	3.594% — Annually	242,571
160,000	3,573	(5)	10/20/52	US SOFR — Annually	3.3375% — Annually	3,525
618,100	11,732 E	(21)	1/24/55	3.135% — Annually	US SOFR — Annually	(11,753)
2,079,200	28,028 E	(20)	4/13/28	3.965% — Annually	US SOFR — Annually	(28,047)
687,600	12,397 E	(10)	4/4/35	3.5575% — Annually	US SOFR — Annually	(12,408)
1,375,200	15,787 E	(15)	5/8/30	US SOFR — Annually	3.52% — Annually	15,772
1,882,600	4,612 E	(16)	4/4/32	3.515% — Annually	US SOFR — Annually	(4,629)
12,801,600	314,151 E	(181)	11/24/33	US SOFR — Annually	3.708% — Annually	313,971
3,343,800	81,221 E	(47)	6/6/34	US SOFR — Annually	3.645% — Annually	81,174
255,200	5,076 E	(4)	2/19/36	US SOFR — Annually	3.6145% — Annually	5,072
189,100	3,733 E	(3)	3/3/36	US SOFR — Annually	3.614% — Annually	3,730
2,746,000	124,531	(93)	10/24/52	US SOFR — Annually	3.4605% — Annually	123,798
6,903,300	27,406 E	(26)	6/26/25	US SOFR — Annually	4.31% — Annually	27,380
1,524,000	85,466	(52)	10/27/32	3.5176% — Annually	US SOFR — Annually	(85,526)
3,483,000	104,107 E	(49)	12/4/33	US SOFR — Annually	3.77% — Annually	104,058
1,247,800	16,621 E	(14)	3/24/32	US SOFR — Annually	3.64% — Annually	16,607
2,429,900	54,478 E	(36)	6/28/37	US SOFR — Annually	3.70% — Annually	54,442
552,200	12,292 E	(11)	6/20/40	US SOFR — Annually	3.75% — Annually	12,281
8,236,000	32,779	(31)	11/9/24	US SOFR — Annually	4.7655% — Annually	48,294
10,032,100	264,446	(132)	11/14/32	3.88% — Annually	US SOFR — Annually	(267,147)

Putnam VT Diversified Income Fund	23

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/22 cont.

			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
	$5,700,000	$50,958	$(75)	11/21/32	3.4515% — Annually	US SOFR — Annually	$54,093
	624,400	4,265	(8)	11/25/32	3.477% — Annually	US SOFR — Annually	4,235
	20,040,000	56,112	(75)	12/5/24	4.3515% — Annually	US SOFR — Annually	44,557
	1,000,000	34,720	(13)	12/9/32	3.14% — Annually	US SOFR — Annually	34,756
	272,300	20,036 E	(9)	12/10/57	2.47% — Annually	US SOFR — Annually	20,027
	680,800	40,351 E	(23)	12/13/57	2.558% — Annually	US SOFR — Annually	40,328
	4,120,000	105,802 E	(18,680)	3/15/33	US SOFR — Annually	3.22% — Annually	(124,481)
	4,766,000	13,440 E	16,885	3/15/25	4.19% — Annually	US SOFR — Annually	30,326
	48,690,000	250,754 E	(334,378)	3/15/30	US SOFR — Annually	3.50% — Annually	(585,131)
	53,189,000	240,414 E	(172,470)	3/15/25	4.10% — Annually	US SOFR — Annually	67,945
	33,667,000	14,477 E	135,139	3/15/28	3.70% — Annually	US SOFR — Annually	120,662
	48,162,000	917,968 E	(674,173)	3/15/33	3.30% — Annually	US SOFR — Annually	243,795
	9,807,000	535,266 E	479,369	3/15/53	US SOFR — Annually	2.90% — Annually	(55,897)
	1,823,000	6,964	(62)	12/29/52	US SOFR — Annually	3.1925% — Annually	(7,194)
	1,469,000	4,201	(19)	12/29/32	3.5235% — Annually	US SOFR — Annually	4,277
	573,000	5,730	(19)	12/30/52	3.1595% — Annually	US SOFR — Annually	5,747
	16,685,000	3,504	(63)	1/4/25	4.446% — Annually	US SOFR — Annually	3,441
	9,359,000	3,276	(75)	1/4/28	US SOFR — Annually	3.7525% — Annually	3,200
AUD	53,800	8,269 E	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW —	8,268
						Semiannually
AUD	181,000	29,821 E	(2)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW —	29,820
						Semiannually
AUD	67,200	11,296 E	(1)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW —	11,296
						Semiannually
AUD	104,900	14,352 E	(1)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW —	14,351
						Semiannually
AUD	391,500	57,962 E	(5)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW —	57,957
						Semiannually
AUD	25,100	6,348 E	(1)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW —	6,348
						Semiannually
AUD	1,200,000	148,444	(13)	4/6/31	6 month AUD-BBR-BBSW —	1.87% — Semiannually	(151,320)
					Semiannually
AUD	1,315,300	245,749	228,856	11/24/42	6 month AUD-BBR-BBSW —	2.50% — Semiannually	(17,937)
					Semiannually
AUD	1,661,000	48,323 E	3,614	3/15/33	6 month AUD-BBR-BBSW —	4.05% — Semiannually	(44,709)
					Semiannually
AUD	4,154,000	20,279 E	(2,698)	3/15/25	3.72% — Quarterly	3 month AUD-BBR-BBSW —	17,580
						Quarterly
CAD	2,951,000	10,592 E	12,188	3/15/25	4.15% — Semiannually	3 month CAD-BA-CDOR —	22,780
						Semiannually
CAD	557,000	16,467 E	(9,203)	3/15/33	3.24% — Semiannually	3 month CAD-BA-CDOR —	7,264
						Semiannually
CHF	988,000	54,612 E	1,636	3/15/33	Swiss Average Rate	1.55% — Annually	(52,975)
					Overnight — Annually
EUR	347,600	39,933 E	(13)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR —	39,919
						Semiannually
EUR	472,900	119,801	(18)	2/19/50	6 month EUR-EURIBOR —	1.354% — Annually	(115,578)
					Semiannually
EUR	522,000	141,627	(20)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR —	138,416
						Semiannually
EUR	528,600	149,336	(20)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR —	146,378
						Semiannually
EUR	653,200	197,802	(26)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR —	195,344
						Semiannually
EUR	636,800	90,177 E	(24)	11/29/58	6 month EUR-EURIBOR —	1.343% — Annually	(90,201)
					Semiannually
EUR	679,000	213,464	(26)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR —	209,146
						Semiannually

24	Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/22 cont.

			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
EUR	503,000	$142,750 E	$(19)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR —	$142,731
						Semiannually
EUR	458,800	157,871	(18)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR —	155,544
						Semiannually
EUR	307,000	112,062	(12)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR —	110,847
						Semiannually
EUR	1,018,300	404,688 E	(39)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR —	404,649
						Semiannually
EUR	614,700	283,594 E	(23)	6/6/54	6 month EUR-EURIBOR —	0.207% — Annually	(283,617)
					Semiannually
EUR	864,500	414,257	(33)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR —	414,936
						Semiannually
EUR	3,365,700	1,367,340	(127)	2/19/50	6 month EUR-EURIBOR —	0.595% — Annually	(1,359,595)
					Semiannually
EUR	401,600	194,552 E	(15)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR —	194,537
						Semiannually
EUR	189,700	106,199 E	(7)	3/13/54	—	0.2275% plus 6 month EUR-	106,191
						EURIBOR — Semiannually
EUR	1,164,500	225,848 E	(25)	5/13/40	6 month EUR-EURIBOR —	0.276% — Annually	(225,873)
					Semiannually
EUR	550,400	104,355 E	(12)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR —	104,343
						Semiannually
EUR	766,600	149,515 E	(18)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR —	149,497
						Semiannually
EUR	262,300	50,481 E	(6)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR —	50,475
						Semiannually
EUR	746,600	319,487	(30)	5/21/51	6 month EUR-EURIBOR —	0.516% — Annually	(319,206)
					Semiannually
EUR	730,000	173,321	(13)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR —	173,596
						Semiannually
EUR	683,800	168,991	(12)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR —	169,951
						Semiannually
EUR	255,600	118,341	(10)	9/14/52	6 month EUR-EURIBOR —	0.374% — Annually	(119,236)
					Semiannually
EUR	2,046,000	446,110	(33)	3/7/32	6 month EUR-EURIBOR —	0.60% — Annually	(444,655)
					Semiannually
EUR	1,588,700	33,230 E	(25)	2/2/36	2.875% — Annually	6 month EUR-EURIBOR —	33,205
						Semiannually
EUR	2,726,900	135,530	(41)	9/8/32	2.615% — Annually	6 month EUR-EURIBOR —	124,603
						Semiannually
EUR	8,644,100	309,608 E	(33)	6/28/25	1.718% — Annually	6 month EUR-EURIBOR —	309,575
						Semiannually
EUR	872,000	166,170	(30)	8/29/52	6 month EUR-EURIBOR —	1.636% — Annually	(164,321)
					Semiannually
EUR	2,733,500	178,374 E	(31)	9/12/29	1.71% — Annually	6 month EUR-EURIBOR —	178,342
						Semiannually
EUR	10,052,000	844,135	(96)	9/2/27	6 month EUR-EURIBOR —	1.372% — Annually	(839,234)
					Semiannually
EUR	319,800	27,051 E	(11)	6/6/54	2.005% — Annually	6 month EUR-EURIBOR —	27,040
						Semiannually
EUR	473,000	34,040 E	(16)	6/7/54	2.065% — Annually	6 month EUR-EURIBOR —	34,024
						Semiannually
EUR	1,250,300	16,730 E	(18)	2/18/36	6 month EUR-EURIBOR —	3.285% — Annually	16,711
					Semiannually
EUR	319,800	4,159 E	(6)	8/22/39	6 month EUR-EURIBOR —	3.14% — Annually	4,153
					Semiannually
EUR	7,679,100	19,646 E	(52)	6/26/28	6 month EUR-EURIBOR —	3.26% — Annually	19,594
					Semiannually
EUR	584,700	7,611 E	(11)	3/28/40	6 month EUR-EURIBOR —	3.09% — Annually	7,600
					Semiannually

Putnam VT Diversified Income Fund	25

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/22 cont.

			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
EUR	462,000	$24,841 E	$459	3/15/33	2.625% — Annually	6 month EUR-EURIBOR —	$25,300
						Semiannually
EUR	5,519,000	67,349 E	51	3/15/25	2.90% — Annually	6 month EUR-EURIBOR —	67,400
						Semiannually
GBP	477,400	123,551	(9)	5/19/31	Sterling	0.754% — Annually	(127,511)
					Overnight Index Average —
					Annually
GBP	34,143,500	979,109	28,282	9/15/23	Sterling	0.84% — Annually	(1,134,077)
					Overnight Index Average —
					Annually
GBP	34,143,500	1,024,102	42,471	9/15/23	Sterling	0.68% — Annually	(1,183,730)
					Overnight Index Average —
					Annually
GBP	34,143,500	1,069,095	(66,309)	9/15/23	0.52% — Annually	Sterling	1,223,735
						Overnight Index Average —
						Annually
GBP	13,657,400	366,382	(70)	9/15/23	1.065% — Annually	Sterling	427,111
						Overnight Index Average —
						Annually
GBP	5,950,000	135,161	(90)	9/21/32	3.522% — Annually	Sterling	117,449
						Overnight Index Average —
						Annually
GBP	509,000	3,329 E	(11)	1/14/40	3.306% — Annually	Sterling	3,318
						Overnight Index Average —
						Annually
GBP	262,000	1,818 E	(6)	8/20/39	3.299% — Annually	Sterling	1,813
						Overnight Index Average —
						Annually
GBP	19,875,000	423,131	(83)	11/7/24	5.495% — Annually	Sterling	(518,299)
						Overnight Index Average —
						Annually
GBP	7,917,000	459,325	(124)	11/9/32	Sterling	4.35% — Annually	482,784
					Overnight Index Average —
					Annually
GBP	375,100	11,799 E	(8)	2/26/39	Sterling	3.778% — Annually	11,791
					Overnight Index Average —
					Annually
GBP	1,426,000	7,206 E	155	3/15/25	4.29% — Annually	Sterling	7,361
						Overnight Index Average —
						Annually
GBP	389,000	11,155 E	(366)	3/15/33	Sterling	3.45% — Annually	(11,522)
					Overnight Index Average —
					Annually
NOK	5,840,000	16,244 E	(1,365)	3/15/33	6 month NOK-NIBOR-NIBR —	2.965% — Annually	(17,609)
					Semiannually
NZD	915,000	20,693 E	(961)	3/15/33	3 month NZD-BBR-FRA —	4.36% — Semiannually	(21,653)
					Quarterly
SEK	16,940,000	85,294 E	2,473	3/15/33	2.52% — Annually	3 month SEK-STIBOR-SIDE —	87,767
						Quarterly
Total			$(405,016)				$6,011,940

E Extended effective date.

26	Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/22

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC
$878,944	$778,919	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC,	$(95,874)
					3.80%, Series 2020–01,
					9/22/25 — Annually
854,414	814,310	—	7/17/24	3.825% (3 month	Pera Funding DAC, 3.825%,	(39,967)
				USD-LIBOR-ICE minus	Series 2019–01, 7/10/24 —
				0.12%) — Quarterly	Quarterly
Upfront premium received		—		Unrealized appreciation		—
Upfront premium (paid)		—		Unrealized (depreciation)		(135,841)
Total		$—		Total		$(135,841)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/22

		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BB–/P	$904	$9,504	$2,330	5/11/63	300 bp — Monthly	$(1,421)
CMBX NA BBB–.6 Index	BB–/P	5,468	50,687	12,429	5/11/63	300 bp — Monthly	(6,929)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	A/P	5,899	17,889	2,408	5/11/63	200 bp — Monthly	3,499
CMBX NA A.6 Index	A/P	4,583	17,889	2,408	5/11/63	200 bp — Monthly	2,182
CMBX NA A.6 Index	A/P	5,202	18,806	2,531	5/11/63	200 bp — Monthly	2,679
CMBX NA A.6 Index	A/P	6,484	19,265	2,593	5/11/63	200 bp — Monthly	3,899
CMBX NA A.6 Index	A/P	14,740	40,365	5,433	5/11/63	200 bp — Monthly	9,324
CMBX NA A.6 Index	A/P	26,268	72,473	9,755	5/11/63	200 bp — Monthly	16,544
CMBX NA A.6 Index	A/P	38,559	99,995	13,459	5/11/63	200 bp — Monthly	25,142
CMBX NA BB.11 Index	BB–/P	57,630	102,000	21,838	11/18/54	500 bp — Monthly	35,891
CMBX NA BB.13 Index	BB–/P	7,267	77,000	20,305	12/16/72	500 bp — Monthly	(12,963)
CMBX NA BB.13 Index	BB–/P	10,661	117,000	30,853	12/16/72	500 bp — Monthly	(20,078)
CMBX NA BB.13 Index	BB–/P	47,351	183,000	48,257	12/16/27	500 bp — Monthly	(728)
CMBX NA BB.13 Index	BB–/P	32,549	357,000	94,141	12/16/72	500 bp — Monthly	(61,245)
CMBX NA BB.6 Index	B/P	86,542	147,680	56,502	5/11/63	500 bp — Monthly	30,183
CMBX NA BB.6 Index	B/P	165,112	786,941	301,084	5/11/63	500 bp — Monthly	(135,206)
CMBX NA BB.7 Index	B-/P	46,032	902,000	300,907	1/17/47	500 bp — Monthly	(253,998)
CMBX NA BB.9 Index	B/P	2,240	11,000	3,423	9/17/58	500 bp — Monthly	(1,173)
CMBX NA BB.9 Index	B/P	15,521	76,000	23,651	9/17/58	500 bp — Monthly	(8,056)
CMBX NA BBB–.10 Index	BB+/P	7,693	62,000	10,745	11/17/59	300 bp — Monthly	(3,015)
CMBX NA BBB–.10 Index	BB+/P	12,109	111,000	19,236	11/17/59	300 bp — Monthly	(7,062)
CMBX NA BBB–.11 Index	BBB–/P	689	11,000	1,670	11/18/54	300 bp — Monthly	(974)
CMBX NA BBB–.14 Index	BBB–/P	247	5,000	930	12/16/72	300 bp — Monthly	(680)
CMBX NA BBB–.14 Index	BBB–/P	813	25,000	4,650	12/16/72	300 bp — Monthly	(3,822)
CMBX NA BBB–.14 Index	BBB–/P	2,500	50,000	9,300	12/16/72	300 bp — Monthly	(6,771)
CMBX NA BBB–.15 Index	BBB–/P	3,656	35,000	6,710	11/18/64	300 bp — Monthly	(3,033)
CMBX NA BBB–.15Index	BBB–/P	1,359	8,000	1,534	11/18/64	300 bp — Monthly	(170)
Credit Suisse International
CMBX NA BB.7 Index	B-/P	22,204	166,000	55,378	1/17/47	500 bp — Monthly	(33,012)
CMBX NA BBB–.7 Index	BB–/P	13,231	179,000	38,324	1/17/47	300 bp — Monthly	(24,989)
CMBX NA BBB–.7 Index	BB–/P	34,676	528,000	113,045	1/17/47	300 bp — Monthly	(78,061)
Goldman Sachs International
CMBX NA BB.9 Index	B/P	21,836	54,000	16,805	9/17/58	500 bp — Monthly	5,084
CMBX NA BBB–.11 Index	BBB–/P	64	1,000	152	11/18/54	300 bp — Monthly	(88)
CMBX NA BBB–.13 Index	BBB–/P	138	3,000	609	12/16/72	300 bp — Monthly	(469)
CMBX NA BBB–.13 Index	BBB–/P	677	4,000	812	12/16/72	300 bp — Monthly	(133)
CMBX NA BBB–.13 Index	BBB–/P	1,425	9,000	1,827	12/16/72	300 bp — Monthly	(397)
CMBX NA BBB–.13 Index	BBB–/P	754	12,000	2,436	12/16/72	300 bp — Monthly	(1,675)
CMBX NA BBB–.13 Index	BBB–/P	1,315	18,000	3,654	12/16/72	300 bp — Monthly	(2,328)

Putnam VT Diversified Income Fund	27

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/22 cont.

		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.13 Index	BBB–/P	$4,545	$29,000	$5,887	12/16/72	300 bp — Monthly	$(1,326)
CMBX NA BBB–.13 Index	BBB–/P	2,780	47,000	9,541	12/16/72	300 bp — Monthly	(6,734)
CMBX NA BBB–.13 Index	BBB–/P	4,435	69,000	14,007	12/16/72	300 bp — Monthly	(9,532)
CMBX NA BBB–.14 Index	BBB–/P	17,291	101,000	18,786	12/16/72	300 bp — Monthly	(1,436)
CMBX NA BBB–.14 Index	BBB–/P	35,855	236,000	43,896	12/16/72	300 bp — Monthly	(7,904)
CMBX NA BBB–.15 Index	BBB–/P	1,864	30,000	5,751	11/18/64	300 bp — Monthly	(3,870)
CMBX NA BBB–.15 Index	BBB–/P	5,916	64,000	12,269	11/18/64	300 bp — Monthly	(6,316)
CMBX NA BBB–.15 Index	BBB–/P	5,699	64,000	12,269	11/18/64	300 bp — Monthly	(6,533)
CMBX NA BBB–.7 Index	BB–/P	151,525	2,050,000	438,905	1/17/47	300 bp — Monthly	(286,184)
JPMorgan Securities LLC
CMBX NA BB.10 Index	B/P	8,906	111,000	35,387	5/11/63	500 bp — Monthly	(26,372)
CMBX NA BB.6 Index	B/P	289,832	384,924	147,272	5/11/63	500 bp — Monthly	142,934
CMBX NA BBB–.11 Index	BBB–/P	2,864	26,000	3,947	11/18/54	300 bp — Monthly	(1,068)
CMBX NA BBB–.13 Index	BBB–/P	5,155	39,000	7,917	12/16/72	300 bp — Monthly	(2,739)
CMBX NA BBB–.8 Index	BB/P	9,980	64,000	10,176	10/17/57	300 bp — Monthly	(159)
Merrill Lynch International
CMBX NA BB.6 Index	B/P	5,703	34,869	13,341	5/11/63	500 bp — Monthly	(7,604)
Morgan Stanley & Co. International PLC
CMBX NA BB.13 Index	BB–/P	820	9,000	2,373	12/16/72	500 bp — Monthly	(1,544)
CMBX NA BB.13 Index	BB–/P	837	9,000	2,373	12/16/72	500 bp — Monthly	(1,527)
CMBX NA BB.13 Index	BB–/P	6,096	66,000	17,404	12/16/72	500 bp — Monthly	(11,244)
CMBX NA BB.13 Index	BB–/P	15,517	169,000	44,565	12/16/72	500 bp — Monthly	(28,884)
CMBX NA BB.6 Index	B/P	7,658	43,073	16,480	5/11/63	500 bp — Monthly	(8,779)
CMBX NA BB.6 Index	B/P	58,576	118,280	45,254	5/11/63	500 bp — Monthly	13,437
CMBX NA BB.6 Index	B/P	76,812	123,750	47,347	5/11/63	500 bp — Monthly	29,585
CMBX NA BB.6 Index	B/P	84,420	137,424	52,578	5/11/63	500 bp — Monthly	31,975
CMBX NA BB.9 Index	B/P	1,602	4,000	1,245	9/17/58	500 bp — Monthly	361
CMBX NA BBB–.13 Index	BBB–/P	328	5,000	1,015	12/16/72	300 bp — Monthly	(684)
CMBX NA BBB–.13 Index	BBB–/P	769	13,000	2,639	12/16/72	300 bp — Monthly	(1,863)
CMBX NA BBB–.13 Index	BBB–/P	2,388	26,000	5,278	12/16/72	300 bp — Monthly	(2,874)
CMBX NA BBB–.14 Index	BBB–/P	4,672	29,000	5,394	12/16/72	300 bp — Monthly	(705)
CMBX NA BBB–.14 Index	BBB–/P	19,251	117,000	21,762	12/16/72	300 bp — Monthly	(2,443)
CMBX NA BBB–.14 Index	BBB–/P	38,849	234,000	43,524	12/16/72	300 bp — Monthly	(4,539)
CMBX NA BBB–.15 Index	BBB–/P	21,125	134,000	25,688	11/18/64	300 bp — Monthly	(4,986)
CMBX NA BBB–.9 Index	BB+/P	777	8,000	1,509	9/17/58	300 bp — Monthly	(727)
Upfront premium received		1,597,245	Unrealized appreciation				352,719
Upfront premium (paid)		—	Unrealized (depreciation)				(1,107,052)
Total		$1,597,245	Total				$(754,333)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2022. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/22

	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(67,991)	$282,000	$89,902	11/17/59	(500 bp) — Monthly	$21,637
CMBX NA BB.10 Index	(39,270)	154,000	49,095	11/17/59	(500 bp) — Monthly	9,675
CMBX NA BB.10 Index	(10,541)	101,000	32,199	11/17/59	(500 bp) — Monthly	21,560
CMBX NA BB.10 Index	(9,210)	84,000	26,779	11/17/59	(500 bp) — Monthly	17,487

28	Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/22 cont.

	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BB.11 Index	$(5,960)	$46,000	$9,849	11/18/54	(500 bp) — Monthly	$3,844
CMBX NA BB.11 Index	(2,075)	40,000	8,564	11/18/54	(500 bp) — Monthly	6,450
CMBX NA BB.11 Index	(1,508)	16,000	3,426	11/18/54	(500 bp) — Monthly	1,902
CMBX NA BB.8 Index	(25,152)	70,541	25,465	10/17/57	(500 bp) — Monthly	244
CMBX NA BB.8 Index	(4,594)	35,754	12,907	10/17/57	(500 bp) — Monthly	8,278
CMBX NA BB.9 Index	(1,854)	46,000	14,315	9/17/58	(500 bp) — Monthly	12,416
CMBX NA BB.9 Index	(2,271)	22,000	6,846	9/17/58	(500 bp) — Monthly	4,554
CMBX NA BB.9 Index	(774)	12,000	3,734	9/17/58	(500 bp) — Monthly	2,948
CMBX NA BB.9 Index	(353)	9,000	2,801	9/17/58	(500 bp) — Monthly	2,439
CMBX NA BB.9 Index	(109)	3,000	934	9/17/58	(500 bp) — Monthly	822
CMBX NA BBB–.10 Index	(40,233)	234,000	40,552	11/17/59	(300 bp) — Monthly	182
CMBX NA BBB–.10 Index	(28,552)	123,000	21,316	11/17/59	(300 bp) — Monthly	(7,308)
CMBX NA BBB–.10 Index	(12,443)	57,000	9,878	11/17/59	(300 bp) — Monthly	(2,598)
CMBX NA BBB–.10 Index	(11,535)	53,000	9,185	11/17/59	(300 bp) — Monthly	(2,381)
CMBX NA BBB–.10 Index	(5,991)	47,000	8,145	11/17/59	(300 bp) — Monthly	2,126
CMBX NA BBB–.10 Index	(7,396)	31,000	5,372	11/17/59	(300 bp) — Monthly	(2,042)
CMBX NA BBB–.10 Index	(3,569)	28,000	4,852	11/17/59	(300 bp) — Monthly	1,267
CMBX NA BBB–.10 Index	(3,428)	27,000	4,679	11/17/59	(300 bp) — Monthly	1,235
CMBX NA BBB–.10 Index	(1,835)	15,000	2,600	11/17/59	(300 bp) — Monthly	756
CMBX NA BBB–.11 Index	(320)	1,000	152	11/18/54	(300 bp) — Monthly	(169)
CMBX NA BBB–.12 Index	(57,473)	172,000	31,098	8/17/61	(300 bp) — Monthly	(26,476)
CMBX NA BBB–.12 Index	(54,225)	156,000	28,205	8/17/61	(300 bp) — Monthly	(26,111)
CMBX NA BBB–.12 Index	(29,175)	83,000	15,006	8/17/61	(300 bp) — Monthly	(14,217)
CMBX NA BBB–.12 Index	(4,819)	70,000	12,656	8/17/61	(300 bp) — Monthly	7,796
CMBX NA BBB–.12 Index	(10,193)	60,000	10,848	8/17/61	(300 bp) — Monthly	620
CMBX NA BBB–.12 Index	(334)	1,000	181	8/17/61	(300 bp) — Monthly	(154)
CMBX NA BBB–.13 Index	(2,924)	50,000	10,150	12/16/72	(300 bp) — Monthly	7,197
CMBX NA BBB–.13 Index	(1,273)	25,000	5,075	12/16/72	(300 bp) — Monthly	3,787
CMBX NA BBB–.13 Index	(1,261)	25,000	5,075	12/16/72	(300 bp) — Monthly	3,800
CMBX NA BBB–.13 Index	(1,516)	20,000	4,060	12/16/72	(300 bp) — Monthly	2,533
CMBX NA BBB–.13 Index	(986)	18,000	3,654	12/16/72	(300 bp) — Monthly	2,658
CMBX NA BBB–.6 Index	(17,795)	60,191	14,759	5/11/63	(300 bp) — Monthly	(3,073)
CMBX NA BBB–.8 Index	(10,050)	67,000	10,653	10/17/57	(300 bp) — Monthly	564
CMBX NA BBB–.8 Index	(158)	1,000	159	10/17/57	(300 bp) — Monthly	—
CMBX NA BBB–.9 Index	(4,259)	18,000	3,395	9/17/58	(300 bp) — Monthly	(874)
Credit Suisse International
CMBX NA BB.10 Index	(24,973)	210,000	66,948	11/17/59	(500 bp) — Monthly	41,771
CMBX NA BB.10 Index	(28,019)	210,000	66,948	11/17/59	(500 bp) — Monthly	38,725
CMBX NA BB.10 Index	(13,797)	111,000	35,387	11/17/59	(500 bp) — Monthly	21,482
CMBX NA BB.7 Index	(9,602)	371,934	142,302	5/11/63	(500 bp) — Monthly	132,338
CMBX NA BB.7 Index	(46,385)	282,000	94,075	1/17/47	(500 bp) — Monthly	47,416
CMBX NA BB.7 Index	(25,825)	140,000	46,704	1/17/47	(500 bp) — Monthly	20,743
CMBX NA BB.9 Index	(1,804)	18,000	5,602	9/17/58	(500 bp) — Monthly	3,780
Goldman Sachs International
CMBX NA A.6 Index	(6,956)	48,163	6,483	5/11/63	(200 bp) — Monthly	(494)
CMBX NA A.6 Index	(9,028)	42,200	5,680	5/11/63	(200 bp) — Monthly	(3,365)
CMBX NA A.6 Index	(5,363)	25,228	3,396	5/11/63	(200 bp) — Monthly	(1,978)
CMBX NA A.6 Index	(5,004)	23,393	3,149	5/11/63	(200 bp) — Monthly	(1,866)
CMBX NA A.6 Index	(4,570)	20,641	2,778	5/11/63	(200 bp) — Monthly	(1,801)
CMBX NA A.6 Index	(3,197)	15,137	2,037	5/11/63	(200 bp) — Monthly	(1,166)
CMBX NA A.6 Index	(2,906)	13,761	1,852	5/11/63	(200 bp) — Monthly	(1,060)
CMBX NA A.6 Index	(2,906)	13,761	1,852	5/11/63	(200 bp) — Monthly	(1,060)
CMBX NA A.6 Index	(2,864)	13,302	1,790	5/11/63	(200 bp) — Monthly	(1,079)

Putnam VT Diversified Income Fund	29

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/22 cont.

	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA A.6 Index	$(1,467)	$6,880	$926	5/11/63	(200 bp) — Monthly	$(544)
CMBX NA A.6 Index	(1,272)	5,963	803	5/11/63	(200 bp) — Monthly	(471)
CMBX NA A.6 Index	(81)	459	62	5/11/63	(200 bp) — Monthly	(20)
CMBX NA A.6 Index	(86)	459	62	5/11/63	(200 bp) — Monthly	(24)
CMBX NA A.6 Index	(87)	459	62	5/11/63	(200 bp) — Monthly	(26)
CMBX NA BB.10 Index	(9,276)	41,000	13,071	11/17/59	(500 bp) — Monthly	3,755
CMBX NA BB.6 Index	(23,816)	111,443	42,638	5/11/63	(500 bp) — Monthly	18,714
CMBX NA BB.7 Index	(35,390)	216,000	72,058	1/17/47	(500 bp) — Monthly	36,457
CMBX NA BB.7 Index	(11,198)	74,000	24,686	1/17/47	(500 bp) — Monthly	13,416
CMBX NA BB.7 Index	(12,183)	60,000	20,016	1/17/47	(500 bp) — Monthly	7,775
CMBX NA BB.7 Index	(8,623)	51,000	17,014	1/17/47	(500 bp) — Monthly	8,341
CMBX NA BB.7 Index	(6,572)	36,000	12,010	1/17/47	(500 bp) — Monthly	5,403
CMBX NA BB.9 Index	(39)	1,000	311	9/17/58	(500 bp) — Monthly	271
CMBX NA BBB–.12 Index	(11,482)	34,000	6,147	8/17/61	(300 bp) — Monthly	(5,355)
CMBX NA BBB–.12 Index	(4,289)	22,000	3,978	8/17/61	(300 bp) — Monthly	(324)
JPMorgan Securities LLC
CMBX NA A.6 Index	(4,454)	26,145	3,519	5/11/63	(200 bp) — Monthly	(946)
CMBX NA BB.7 Index	(78,835)	161,000	53,710	1/17/47	(500 bp) — Monthly	(25,281)
CMBX NA BB.9 Index	(14,826)	30,000	9,336	9/17/58	(500 bp) — Monthly	(5,519)
CMBX NA BBB–.12 Index	(4,445)	37,000	6,690	8/17/61	(300 bp) — Monthly	2,223
CMBX NA BBB–.7 Index	(499,810)	2,129,000	455,819	1/17/47	(300 bp) — Monthly	(45,233)
Merrill Lynch International
CMBX NA BB.10 Index	(11,494)	202,000	64,398	11/17/59	(500 bp) — Monthly	52,708
CMBX NA BBB–.7 Index	(20,241)	247,000	52,883	1/17/47	(300 bp) — Monthly	32,498
Morgan Stanley & Co. International PLC
CMBX NA A.6 Index	(5,070)	23,852	3,210	5/11/63	(200 bp) — Monthly	(1,870)
CMBX NA A.6 Index	(778)	3,670	494	5/11/63	(200 bp) — Monthly	(285)
CMBX NA A.6 Index	(291)	1,376	185	5/11/63	(200 bp) — Monthly	(106)
CMBX NA A.6 Index	(86)	459	62	5/11/63	(200 bp) — Monthly	(24)
CMBX NA A.6 Index	(98)	459	62	5/11/63	(200 bp) — Monthly	(36)
CMBX NA A.6 Index	(97)	459	62	5/11/63	(200 bp) — Monthly	(35)
CMBX NA A.6 Index	(96)	459	62	5/11/63	(200 bp) — Monthly	(34)
CMBX NA BB.10 Index	(31,705)	135,000	43,038	11/17/59	(500 bp) — Monthly	11,202
CMBX NA BB.10 Index	(10,593)	101,000	32,199	11/17/59	(500 bp) — Monthly	21,508
CMBX NA BB.10 Index	(29,160)	96,000	30,605	11/17/59	(500 bp) — Monthly	1,351
CMBX NA BB.7 Index	(15,485)	77,000	25,687	1/17/47	(500 bp) — Monthly	10,127
CMBX NA BB.7 Index	(13,305)	69,000	23,018	1/17/47	(500 bp) — Monthly	9,646
CMBX NA BB.7 Index	(404)	2,000	667	1/17/47	(500 bp) — Monthly	262
CMBX NA BB.9 Index	(156)	4,000	1,245	9/17/58	(500 bp) — Monthly	1,085
CMBX NA BBB–.10 Index	(10,652)	123,000	21,316	11/17/59	(300 bp) — Monthly	10,592
CMBX NA BBB–.10 Index	(11,105)	90,000	15,597	11/17/59	(300 bp) — Monthly	4,440
CMBX NA BBB–.10 Index	(11,288)	89,000	15,424	11/17/59	(300 bp) — Monthly	4,084
CMBX NA BBB–.10 Index	(5,991)	50,000	8,665	11/17/59	(300 bp) — Monthly	2,645
CMBX NA BBB–.10 Index	(2,182)	17,000	2,946	11/17/59	(300 bp) — Monthly	754
CMBX NA BBB–.10 Index	(3,252)	15,000	2,600	11/17/59	(300 bp) — Monthly	(662)
CMBX NA BBB–.11 Index	(14,559)	46,000	6,983	11/18/54	(300 bp) — Monthly	(7,603)
CMBX NA BBB–.11 Index	(11,860)	38,000	5,768	11/18/54	(300 bp) — Monthly	(6,114)
CMBX NA BBB–.12 Index	(1,107)	20,000	3,616	8/17/61	(300 bp) — Monthly	2,497
CMBX NA BBB–.13 Index	(7,765)	126,000	25,578	12/16/72	(300 bp) — Monthly	17,739
CMBX NA BBB–.7 Index	(5,016)	79,000	16,914	1/17/47	(300 bp) — Monthly	11,852
CMBX NA BBB–.7 Index	(5,500)	54,000	11,561	1/17/47	(300 bp) — Monthly	6,029
Upfront premium received	—		Unrealized appreciation			752,406
Upfront premium (paid)	(1,634,171)		Unrealized (depreciation)			(199,784)
Total	$(1,634,171)		Total			$552,622

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

30	Putnam VT Diversified Income Fund

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/22

		Upfront
		premium			Termi-	Payments	Unrealized
		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
CDX NA HY Series 38 Index	B+/P	$(6,189)	$2,421,540	$50,877	6/20/27	500 bp —	$48,724
						Quarterly
Total		$(6,189)					$48,724

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2022. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Utilities and power	$—	$11,924	$—
Total common stocks	—	11,924	—
Asset-backed securities	—	920,172	—
Convertible bonds and notes	—	4,510,718	—
Corporate bonds and notes	—	17,942,794	—
Foreign government and agency bonds and notes	—	10,020,203	—
Mortgage-backed securities	—	43,066,740	—
Senior loans	—	1,764,440	—
U.S. government and agency mortgage obligations	—	105,377,158	—
U.S. treasury obligations	—	1,074,908	—
Short-term investments	2,777,000	35,769,730	—
Totals by level	$2,777,000	$220,458,787	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(181,904)	$—
Futures contracts	(39,186)	—	—
Forward premium swap option contracts	—	3,181,398	—
TBA sale commitments	—	(27,160,236)	—
Interest rate swap contracts	—	6,416,956	—
Total return swap contracts	—	(135,841)	—
Credit default contracts	—	(109,872)	—
Totals by level	$(39,186)	$(17,989,499)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund	31

Statement of assets and liabilities
12/31/22

Assets
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $205,825,255)	$194,281,921
Affiliated issuers (identified cost $28,953,866) (Note 5)	28,953,866
Cash	73,251
Foreign currency (cost $7,516) (Note 1)	7,584
Interest and other receivables	1,247,102
Receivable for shares of the fund sold	70,708
Receivable for investments sold	98,335
Receivable for sales of TBA securities (Note 1)	26,702,228
Receivable for variation margin on futures contracts (Note 1)	34,092
Receivable for variation margin on centrally cleared swap contracts (Note 1)	1,578,775
Unrealized appreciation on forward currency contracts (Note 1)	112,616
Unrealized appreciation on forward premium swap option contracts (Note 1)	8,494,446
Unrealized appreciation on OTC swap contracts (Note 1)	1,105,125
Premium paid on OTC swap contracts (Note 1)	1,634,171
Total assets	264,394,220

Liabilities
Payable for investments purchased	419,519
Payable for purchases of TBA securities (Note 1)	105,036,174
Payable for shares of the fund repurchased	68,603
Payable for compensation of Manager (Note 2)	56,782
Payable for custodian fees (Note 2)	44,393
Payable for investor servicing fees (Note 2)	14,312
Payable for Trustee compensation and expenses (Note 2)	96,526
Payable for administrative services (Note 2)	1,431
Payable for distribution fees (Note 2)	15,377
Payable for variation margin on centrally cleared swap contracts (Note 1)	1,576,559
Unrealized depreciation on forward currency contracts (Note 1)	294,520
Unrealized depreciation on forward premium swap option contracts (Note 1)	5,313,048
TBA sale commitments, at value (proceeds receivable $27,636,718) (Note 1)	27,160,236
Unrealized depreciation on OTC swap contracts (Note 1)	1,442,677
Premium received on OTC swap contracts (Note 1)	1,597,245
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 9)	3,982,135
Other accrued expenses	156,924
Total liabilities	147,276,461

Net assets	$117,117,759

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$206,221,340
Total distributable earnings (Note 1)	(89,103,581)
Total — Representing net assets applicable to capital shares outstanding	$117,117,759
Computation of net asset value Class IA
Net assets	$45,180,621
Number of shares outstanding	9,612,091
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$4.70

Computation of net asset value Class IB
Net assets	$71,937,138
Number of shares outstanding	15,246,637
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$4.72

The accompanying notes are an integral part of these financial statements.

32	Putnam VT Diversified Income Fund

Statement of operations
Year ended 12/31/22

Investment income
Interest (net of foreign tax of $570) (including interest income of $453,340 from investments in affiliated issuers) (Note 5)	$5,868,447
Dividends	7,312
Total investment income	5,875,759

Expenses
Compensation of Manager (Note 2)	802,803
Investor servicing fees (Note 2)	104,490
Custodian fees (Note 2)	97,971
Trustee compensation and expenses (Note 2)	6,442
Distribution fees (Note 2)	254,250
Administrative services (Note 2)	4,434
Auditing and tax fees	153,543
Other	99,788
Fees waived and reimbursed by Manager (Note 2)	(62,582)
Total expenses	1,461,139

Expense reduction (Note 2)	(1,117)
Net expenses	1,460,022

Net investment income	4,415,737

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(9,209,213)
Foreign currency transactions (Note 1)	11,832
Forward currency contracts (Note 1)	631,915
Futures contracts (Note 1)	4,708,242
Swap contracts (Note 1)	(3,992,872)
Written options (Note 1)	(16,347,865)
Total net realized loss	(24,197,961)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	3,634,380
Assets and liabilities in foreign currencies	(1,924)
Forward currency contracts	(167,651)
Futures contracts	239,573
Swap contracts	10,575,334
Written options	1,579,058
Total change in net unrealized appreciation	15,858,770

Net loss on investments	(8,339,191)

Net decrease in net assets resulting from operations	$(3,923,454)

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund	33

Statement of changes in net assets

	Year ended	Year ended
	12/31/22	12/31/21
Decrease in net assets
Operations:
Net investment income	$4,415,737	$6,904,275
Net realized loss on investments and foreign currency transactions	(24,197,961)	(9,987,515)
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	15,858,770	(9,275,418)
Net decrease in net assets resulting from operations	(3,923,454)	(12,358,658)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(3,337,580)	(511,935)
Class IB	(7,198,629)	(795,004)
Net realized short-term gain on investments
Class IA	(560,938)	—
Class IB	(1,262,917)	—
From net realized long-term gain on investments
Class IA	(448,750)	—
Class IB	(1,010,334)	—
Decrease from capital share transactions (Note 4)	(28,479,592)	(6,463,615)
Total decrease in net assets	(46,222,194)	(20,129,212)
Net assets:
Beginning of year	163,339,953	183,469,165
End of year	$117,117,759	$163,339,953

The accompanying notes are an integral part of these financial statements.

34	Putnam VT Diversified Income Fund

Financial highlights
(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
12/31/22	$5.26	.15	(.24)	(.09)	(.36)	(.11)	(.47)	$4.70	(2.06)	$45,181	.81[f]	3.17[f]	1,417
12/31/21	5.69	.23	(.61)	(.38)	(.05)	—	(.05)	5.26	(6.73)	50,798.77		4.07	1,115
12/31/20	6.26	.22	(.33)[g]	(.11)	(.46)	—	(.46)	5.69	(.76)[g]	58,536.79		4.06	1,184
12/31/19	5.82	.27	.39	.66	(.22)	—	(.22)	6.26	11.56	66,012.79		4.53	987
12/31/18	6.13	.32	(.36)	(.04)	(.27)	—	(.27)	5.82	(.74)	65,046.80		5.28	790
Class IB
12/31/22	$5.28	.14	(.25)	(.11)	(.34)	(.11)	(.45)	$4.72	(2.35)	$71,937	1.06[f]	2.86[f]	1,417
12/31/21	5.71	.21	(.60)	(.39)	(.04)	—	(.04)	5.28	(6.95)	112,542	1.02	3.81	1,115
12/31/20	6.27	.21	(.32)[g]	(.11)	(.45)	—	(.45)	5.71	(.90)[g]	124,933	1.04	3.80	1,184
12/31/19	5.83	.26	.38	.64	(.20)	—	(.20)	6.27	11.23	144,640	1.04	4.26	987
12/31/18	6.14	.30	(.35)	(.05)	(.26)	—	(.26)	5.83	(.98)	130,502	1.05	5.02	790

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of 0.04% as a percentage of average net assets (Note 2).

g Reflects a non-recurring litigation payment received by the fund from an ISDA Fix Anti-Trust Settlement which amounted to the following amounts per share outstanding on May 4, 2020:

Per share
Class IA	$0.03
Class IB	0.03

This payment resulted in an increase to total returns of 0.52% for the period ended December 31, 2020.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund	35

Notes to financial statements 12/31/22

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2022 through December 31, 2022.

Putnam VT Diversified Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate-to long-term maturities (three years or longer). The fund currently has significant investment exposure to residential and commercial mortgage-backed securities. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase

36	Putnam VT Diversified Income Fund

agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master

Putnam VT Diversified Income Fund	37

netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

38	Putnam VT Diversified Income Fund

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,291,615 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $1,101,656 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $100 million ($317.5 million prior to October 14, 2022) unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2022, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$39,807,975	$34,333,831	$74,141,806

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from foreign currency gains and losses, from realized gains and losses on certain futures contracts, from income on swap contracts, from interest-only securities and from litigation and/or restitution payments. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $431,912 to decrease undistributed net investment income and $431,912 to decrease accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$38,042,993
Unrealized depreciation	(59,660,016)
Net unrealized depreciation	(21,617,023)
Undistributed ordinary income	6,728,252
Capital loss carryforward	(74,141,806)
Cost for federal income tax purposes	$226,824,125

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 52.5% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion and
0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.538% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $62,582 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% (prior to July 1, 2022, the annual rate was 0.40%) of the average net assets of the portion of the fund managed by PIL.

Putnam VT Diversified Income Fund	39

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$33,283
Class IB	71,207
Total	$104,490

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,117 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $125, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments (Long-term)	$2,225,296,130	$2,214,124,396
U.S. government securities
(Long-term)	—	—
Total	$2,225,296,130	$2,214,124,396

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/22		Year ended 12/31/21		Year ended 12/31/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	412,415	$1,947,799	337,780	$1,886,834	2,286,108	$11,188,924	3,178,405	$17,944,128
Shares issued in connection with
reinvestment of distributions	898,196	4,347,268	89,813	511,935	1,944,945	9,471,880	138,744	795,004
	1,310,611	6,295,067	427,593	2,398,769	4,231,053	20,660,804	3,317,149	18,739,132
Shares repurchased	(1,347,262)	(6,542,606)	(1,059,587)	(5,902,419)	(10,296,581)	(48,892,857)	(3,883,936)	(21,699,097)
Net decrease	(36,651)	$(247,539)	(631,994)	$(3,503,650)	(6,065,528)	$(28,232,053)	(566,787)	$(2,959,965)

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/21	Purchase cost	Sale proceeds	Investment income	12/31/22
Short-term investments
Putnam Short Term Investment
Fund**	$27,865,699	$99,789,300	$98,701,133	$453,340	$28,953,866
Total Short-term investments	$27,865,699	$99,789,300	$98,701,133	$453,340	$28,953,866

**Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

40	Putnam VT Diversified Income Fund

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

The Covid-19 pandemic and efforts to contain its spread have resulted in, among other effects, significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, significant changes in fiscal and monetary policies, and economic downturns and recessions. The effects of the Covid-19 pandemic have negatively affected, and may continue to negatively affect, the global economy, the economies of the United States and other individual countries, the financial performance of individual issuers, sectors, industries, asset classes, and markets, and the value, volatility, and liquidity of particular securities and other assets. The effects of the Covid-19 pandemic also are likely to exacerbate other risks that apply to the fund, which could negatively impact the fund’s performance and lead to losses on your investment in the fund. The duration of the Covid-19 pandemic and its effects cannot be determined with certainty.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$21,900,000
Purchased swap option contracts (contract amount)	$579,000,000
Written TBA commitment option contracts (contract amount)	$21,900,000
Written swap option contracts (contract amount)	$490,600,000
Futures contracts (number of contracts)	300
Forward currency contracts (contract amount)	$45,100,000
Centrally cleared interest rate swap contracts (notional)	$669,600,000
OTC total return swap contracts (notional)	$1,800,000
Centrally cleared total return swap contracts (notional)	$1,100,000
OTC credit default contracts (notional)	$32,300,000
Centrally cleared credit default contracts (notional)	$1,100,000

Putnam VT Diversified Income Fund	41

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
	Receivables, Net assets —
Credit contracts	Unrealized appreciation	$2,241,706*	Payables	$2,487,419
Foreign exchange contracts	Receivables	112,616	Payables	294,520
	Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	34,499,863*	Unrealized depreciation	24,940,695*
Total		$36,854,185		$27,722,634

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging			Forward currency
instruments under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(1,977,248)	$(1,977,248)
Foreign exchange contracts	—	—	631,915	—	$631,915
Interest rate contracts	(10,603,857)	4,708,242	—	(2,015,624)	$(7,911,239)
Total	$(10,603,857)	$4,708,242	$631,915	$(3,992,872)	$(9,256,572)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging			Forward currency
instruments under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$3,884,801	$3,884,801
Foreign exchange contracts	—	—	(167,651)	—	$(167,651)
Interest rate contracts	2,557,900	239,573	—	6,690,533	$9,488,006
Total	$2,557,900	$239,573	$(167,651)	$10,575,334	$13,205,156

42	Putnam VT Diversified Income Fund

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Putnam VT Diversified Income Fund	43

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest
rate swap contracts§	$—	$—	$1,578,775	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$1,578,775
OTC Total return
swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default
contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default
contracts — protection
purchased*#	—	—	—	—	—	546,779	456,660	242,154	—	—	527,614	116,941	296,645	—	—	—	—	—	—	2,186,793
Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	34,092	—	—	—	—	—	—	—	—	34,092
Forward currency
contracts#	657	917	—	—	2	—	—	18,162	1,489	205	—	—	9,356	—	8,726	561	72,503	—	38	112,616
Forward premium swap
option contracts#	2,868,891	138,116	—	—	3,475,824	—	—	346,149	—	950,294	—	—	45,220	—	—	159,578	510,374	—	—	8,494,446
Total Assets	$2,869,548	$139,033	$1,578,775	$—	$3,475,826	$546,779	$456,660	$606,465	$1,489	$950,499	$561,706	$116,941	$351,221	$—	$8,726	$160,139	$582,877	$—	$38	$12,406,722
Liabilities:
Centrally cleared interest
rate swap contracts§	$—	$—	$1,576,499	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$1,576,499
OTC Total return
swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	135,841	—	—	—	—	—	—	135,841
OTC Credit default
contracts —
protection sold*#	14,722	—	—	—	—	991,337	206,173	585,960	—	—	204,141	13,307	335,938	—	—	—	—	—	—	2,351,578
OTC Credit default
contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit
default contracts§	—	—	60	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	60
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Forward currency
contracts#	453	421	—	—	398	—	—	—	4,066	941	—	—	193,003	2,290	59,441	16,623	991	—	15,893	294,520
Forward premium swap
option contracts#	1,778,216	87,222	—	—	1,698,299	—	—	279,011	—	916,157	—	—	136,933	—	—	57,532	293,058	66,620	—	5,313,048
Total Liabilities	$1,793,391	$87,643	$1,576,559	$—	$1,698,697	$991,337	$206,173	$864,971	$4,066	$917,098	$204,141	$13,307	$801,715	$2,290	$59,441	$74,155	$294,049	$66,620	$15,893	$9,671,546
Total Financial and
Derivative Net Assets	$1,076,157	$51,390	$2,216	$—	$1,777,129	$(444,558)	$250,487	$(258,506)	$(2,577)	$33,401	$357,565	$103,634	$(450,494)	$(2,290)	$(50,715)	$85,984	$288,828	$(66,620)	$(15,855)	$2,735,176
Total collateral received
(pledged)†##	$1,076,157	$—	$—	$—	$1,777,129	$(444,558)	$250,487	$(233,612)	$(999)	$20,000	$230,000	$103,634	$(360,603)	$—	$(40,955)	$85,984	$280,000	$—	$—
Net amount	$—	$51,390	$2,216	$—	$—	$—	$—	$(24,894)	$(1,578)	$13,401	$127,565	$—	$(89,891)	$(2,290)	$(9,760)	$—	$8,828	$(66,620)	$(15,855)

44	Putnam VT Diversified Income Fund	Putnam VT Diversified Income Fund	45

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Controlled collateral
received (including
TBA commitments)**	$1,096,668	$—	$—	$51,000	$1,786,000	$—	$290,000	$—	$—	$20,000	$230,000	$108,467	$—	$—	$—	$120,000	$280,000	$—	$—	$3,982,135
Uncontrolled collateral
received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged)
(including TBA
commitments)**	$—	$—	$—	$—	$—	$(465,487)	$—	$(233,612)	$(999)	$—	$(215,762)	$—	$(360,603)	$—	$(40,955)	$—	$—	$—	$—	$(1,317,418)

*Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities on the Statement of assets and liabilities.

†Additional collateral may be required from certain brokers based on individual agreements.

#Covered by master netting agreement (Note 1).

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $320,647 and $1,469,032, respectively.

46	Putnam VT Diversified Income Fund	Putnam VT Diversified Income Fund	47

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Author; won Pulitzer Prize for *Lords of Finance: The Bankers Who Broke the World*.	Chair of the Sun Valley Writers Conference, a literary not-for-profit organization, and a Trustee of the Journal of Philosophy.	
Barbara M. Baumann Born 1955 Trustee since 2010 Vice Chair since 2022	President of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects.	Director of Devon Energy Corporation, a publicly traded independent natural gas and oil exploration and production company; Director of National Fuel Gas Company, a publicly traded energy company that engages in the production, gathering, transportation, distribution, and marketing of natural gas; Senior Advisor to the energy private equity firm First Reserve; member of the Finance Committee of the Children's Hospital of Colorado; member of the Investment Committee of the Board of The Denver Foundation; and previously a Director of publicly traded companies Buckeye Partners LP, UNS Energy Corporation, CVR Energy Company, and SM Energy Corporation.	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.	Director of the Great Lakes Science Center and of College Now Greater Cleveland.	
Catharine Bond Hill Born 1954 Trustee since 2017	Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, Dr. Hill served as the 10th president of Vassar College.	Director of Yale-NUS College and Trustee of Yale University.	
Kenneth R. Leibler Born 1949 Trustee since 2006 Vice Chair from 2016 to 2018, Chair since 2018	Vice Chair Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston. Member of the Investment Committee of the Boston Arts Academy Foundation.	Director of Eversource Corporation, which operates New England's largest energy delivery system; previously the Chairman of the Boston Options Exchange, an electronic marketplace for the trading of listed derivatives securities; previously the Chairman and Chief Executive Officer of the Boston Stock Exchange; and previously the President and Chief Operating Officer of the American Stock Exchange.	
Jennifer Williams Murphy Born 1964 Trustee since 2022	Chief Executive Officer and Founder of Runa Digital Assets, LLC, an institutional investment advisory firm specializing in active management of digital assets. Until 2021, Chief Operating Officer of Western Asset Management, LLC, a global investment adviser, and Chief Executive Officer and President of Western Asset Mortgage Capital Corporation, a mortgage finance real estate investment trust.	Previously, a Director of Western Asset Capital Corporation.	
Marie Pillai Born 1954 Trustee since 2022	Senior Advisor, Hunter Street Partners, LP, an asset-oriented private investment firm; Specialty Leader and Member of the Curriculum Committee of the Center for Board Certified Fiduciaries, a public benefit corporation providing coursework for developing fiduciaries. Until 2019, Vice President, Chief Investment Officer, and Treasurer of General Mills, Inc., a global food company.	Director of the Catholic Community Foundation of Minnesota; Investment Advisory Board Member of the University of Minnesota; Member of the Investment Committee of the Bush Foundation, a nonprofit organization supporting community problem-solving in Minnesota, North Dakota, and South Dakota; Member of the Finance Council and Corporate Board of the Archdiocese of Saint Paul and Minneapolis; and previously a Board Member of Catholic Charities of St. Paul and Minneapolis.	
George Putnam III Born 1951 Trustee since 1984	Chairman of New Generation Research, Inc., a publisher of financial advisory and other research services, and President of New Generation Advisors, LLC, a registered investment adviser to private funds.	Director of The Boston Family Office, LLC, a registered investment advisor; a Director of the Gloucester Marine Genomics Institute; a Trustee of the Lowell Observatory Foundation; and previously a Trustee of the Marine Biological Laboratory.

48	Putnam VT Diversified Income Fund

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Manoj P. Singh Born 1952 Trustee since 2017	Until 2015, Chief Operating Officer and Global Managing Director at Deloitte Touche Tohmatsu, Ltd., a global professional services organization, serving on the Deloitte U.S. Board of Directors and the boards of Deloitte member firms in China, Mexico, and Southeast Asia.	Director of ReNew Energy Global plc, a publicly traded renewable energy company; Director of Abt Associates, a global research firm working in the fields of health, social and environmental policy, and international development; Trustee of Carnegie Mellon University; Director of Pratham USA, an organization dedicated to children's education in India; member of the advisory board of Altimetrik, a business transformation and technology solutions firm; and Director of DXC Technology, a global IT services and consulting company.	
Mona K. Sutphen Born 1967 Trustee since 2020	Partner, Investment Strategies, at The Vistria Group, a private investment firm focused on middle-market companies in the health care, education, and financial services industries. From 2014 to 2018, Partner at Macro Advisory Partners, a global consulting firm.	Director of Spotify Technology S.A., a publicly traded audio content streaming service; Director of Unitek Learning, a private nursing and medical services education provider in the United States; Board Member, International Rescue Committee; Co-Chair of the Board of Human Rights First; Trustee of Mount Holyoke College; member of the Advisory Board for the Center on Global Energy Policy at Columbia University's School of International and Public Affairs; previously Director of Pattern Energy and Pioneer Natural Resources, publicly traded energy companies; and previously Managing Director of UBS AG.	

Interested Trustee

Robert L. Reynolds* Born 1952 Trustee since 2008, President and Chief Executive Officer of Putnam Investments since 2008	President and Chief Executive Officer of Putnam Investments; member of Putnam Investments' Board of Directors; and Chair of Great-West Lifeco U.S. LLC. Prior to 2019, also President and Chief Executive Officer of Great-West Financial, a financial services company that provides retirement savings plans, life insurance, and annuity and executive benefits products, and of Great-West Lifeco U.S. LLC, a holding company that owns Putnam Investments and Great-West Financial, and a member of Great-West Financial's Board of Directors.	Director of the Concord Museum; Director of Dana-Farber Cancer Institute; Director of the U.S. Ski & Snowboard Foundation; Chair of the Boston Advisory Board of the American Ireland Fund; Council Co-Chair of the American Enterprise Institute; Member of U.S. Chamber of Commerce, Center for Capital Markets Competitiveness; Chair of Massachusetts High Technology Council; Member of the Chief Executives Club of Boston; Member of the Massachusetts General Hospital President's Council; Chairman of the Board of Directors of the Ron Burton Training Village; Director and former Chair of the Massachusetts Competitive Partnership; former Chair of the West Virginia University Foundation; and former Executive Committee Member of the Greater Boston Chamber of Commerce.

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of December 31, 2022, there were 92 mutual funds, 4 closed-end funds, and 7 exchange-traded funds in the Putnam funds complex. Each Trustee serves as Trustee of all funds in the Putnam funds complex.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Putnam VT Diversified Income Fund	49

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

James F. Clark (Born 1974)	Richard T. Kircher (Born 1962)	Denere P. Poulack (Born 1968)
Vice President and Chief Compliance Officer	Vice President and BSA Compliance Officer	Assistant Vice President, Assistant Clerk,
Since 2016	Since 2019	and Assistant Treasurer
Chief Compliance Officer and Chief Risk Officer,	Assistant Director, Operational Compliance,	Since 2004
Putnam Investments, and Chief Compliance	Putnam Investments and Putnam
Officer, Putnam Management	Retail Management	Janet C. Smith (Born 1965)
Vice President, Principal Financial
Nancy E. Florek (Born 1957)	Martin Lemaire (Born 1984)	Officer, Principal Accounting Officer,
Vice President, Director of Proxy Voting	Vice President and Derivatives Risk Manager	and Assistant Treasurer
and Corporate Governance, Assistant Clerk,	Since 2022	Since 2007
and Assistant Treasurer	Risk Manager and Risk Analyst,	Head of Fund Administration Services, Putnam
Since 2000	Putnam Investments	Investments and Putnam Management

Michael J. Higgins (Born 1976)	Susan G. Malloy (Born 1957)	Stephen J. Tate (Born 1974)
Vice President, Treasurer, and Clerk	Vice President and Assistant Treasurer	Vice President and Chief Legal Officer
Since 2010	Since 2007	Since 2021
	Head of Accounting and Middle Office Services,	General Counsel, Putnam Investments, Putnam
Jonathan S. Horwitz (Born 1955)	Putnam Investments and Putnam Management	Management, and Putnam Retail Management
Executive Vice President, Principal Executive
Officer, and Compliance Liaison	Alan G. McCormack (Born 1964)	Mark C. Trenchard (Born 1962)
Since 2004	Vice President and Derivatives Risk Manager	Vice President
	Since 2022	Since 2002
	Head of Quantitative Equities and Risk,	Director of Operational Compliance, Putnam
	Putnam Investments	Investments and Putnam Retail Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

50	Putnam VT Diversified Income Fund

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Putnam VT Diversified Income Fund	51

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52	Putnam VT Diversified Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Barbara M. Baumann, Vice Chair
Boston, MA 02110	P.O. Box 219697	Liaquat Ahamed
	Kansas City, MO 64121-9697	Katinka Domotorffy
Investment Sub-Advisor	1-800-225-1581	Catharine Bond Hill
Putnam Investments Limited		Jennifer Williams Murphy
16 St James’s Street	Custodian	Marie Pillai
London, England SW1A 1ER	State Street Bank and Trust Company	George Putnam III
Robert L. Reynolds
Marketing Services	Legal Counsel	Manoj P. Singh
Putnam Retail Management	Ropes & Gray LLP	Mona K. Sutphen
Limited Partnership
100 Federal Street	Independent Registered
Boston, MA 02110	Public Accounting Firm
PricewaterhouseCoopers LLP

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Diversified Income Fund	53

This report has been prepared for the shareholders
of Putnam VT Diversified Income Fund.	VTAN28 332123 2/23

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In January 2023, the Code of Ethics of Putnam Investments and Code of Ethics of Putnam Funds were amended. The key changes to the Putnam Investments Code of Ethics are as follows: (i) Prohibition on investments in a single stock ETFs and (ii) Revision to the 7-day blackout rule for Analysts. The key change to the Putnam Funds Code of Ethics was that the provisions of the Code of Ethics for employees of PanAgora Asset Management, inc. and any of its subsidiaries are excluded from the Putnam Funds’ Code of Ethics.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Dr. Hill, Ms. Murphy and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2022	$135,654	$ —	$15,192	$ —
December 31, 2021	$128,043	$ —	$10,717	$ —

For the fiscal years ended December 31, 2022 and December 31, 2021, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $257,203 and $304,137 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2022	$ —	$242,011	$ —	$ —
December 31, 2021	$ —	$293,420	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 28, 2023

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: February 28, 2023